
                                   SECURITIES AND EXCHANGE COMMISSION
                                                      Washington, D.C. 20549

                                                             FORM N-CSR

                                        CERTIFIED SHAREHOLDER REPORT
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   Investment Company Act file number 811-04750
                                                                                           -------------

                                            Fenimore Asset Management Trust
              - ------------------------------------------------------------------------------
                                   (Exact name of registrant as specified in charter)

                                                    384 North Grand Street
                                                           P.O. Box 399
                                               Cobleskill, New York 12043
           - ------------------------------------------------------------------------------
                                (Address of principal executive offices) (Zip code)

                                                    Thomas O. Putnam
                                       Fenimore Asset Management Trust
                                              384 North Grand Street
                                          Cobleskill, New York 12043
       - ------------------------------------------------------------------------------
                                   (Name and address of agent for service)

                Registrant's telephone number, including area code: 1-800-453-4392
                                                                                              ------------------

                                    Date of fiscal year end: December 31
                                                                      ---------------

                                 Date of reporting period: December 31, 2011
                                                                 ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.
The annual report to stockholders is filed herewith.

VALUE FUND

EQUITY-INCOME FUND

Investor Share Class and Advisor Share Class

A N N U A L  R E P O R T

December 31, 2011

Table of Contents

Chairman’s Commentary

1

FAM Value Fund

3

Letter to Shareholders

3

Performance Summary

7

Portfolio Data

9

Expense Data

10

Statement of Investments

12

Statement of Assets and Liabilities

18

Statement of Operations

19

Statement of Changes in Net Assets

20

Notes to Financial Statements

21

Report of Independent Registered Public Accounting Firm

29

Investment Advisor Contract Renewal Disclosure

30

FAM Equity-Income Fund

34

Letter to Shareholders

34

Performance Summary

38

Portfolio Data

40

Expense Data

41

Statement of Investments

43

Statement of Assets and Liabilities

49

Statement of Operations

50

Statement of Changes in Net Assets

51

Notes to Financial Statements

52

Report of Independent Registered Public Accounting Firm

60

Investment Advisor Contract Renewal Disclosure

61

Information About Trustees and Officers

65

Supplemental Information

67

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

December 31, 2011

Dear Fellow Shareholder,

We established Fenimore Asset Management, the investment advisor to FAM Funds, in 1974 as  a  means  to  manage  family  money  after  we  sold  Fenimore  Fabrics,  a  textile  company named after famous local author James Fenimore Cooper. After managing separate portfo-

lios for several years, in 1987 we launched our first mutual fund – the FAM Value Fund. We were one of less than 400 equity mutual funds at the time; and of those few hundred, just a small  percentage  employed  value  investing.  Our  contrarian  investment  approach  certainly was not mainstream – we have always felt that following the crowd is not effective for build-

ing wealth over the long term.

As we celebrate the 25th Anniversary of the FAM Value Fund this year, we continue to buck the trends. Let me share with you a couple of examples:

•   Tenure  of  Fund  Managers  –  John  Fox  and  I  have  managed  the  FAM  Value  Fund  as  a team for 12 years. I have managed it since its inception in 1987. Industry-wide, the aver-

age tenure for a mutual fund manager is about five years.

•   Tax-Efficient – our average annual turnover ratio for the past five years through 12/31/11 is 8.35%, which is very low compared to other mutual funds and it may reduce capital gains taxation for shareholders.

It  has  also  been  16  years  since  we  launched  the  FAM  Equity-Income  Fund  in  1996.  Large-

cap  growth  stocks  were  in  vogue  back  then  –  not  the  small-  and  mid-cap,  dividend-paying stocks on which we focus. This, plus the longevity of our Fund managers and low turnover,

distinguishes the Equity-Income Fund:

•   Tenure of Fund Managers – Paul Hogan and I have co-managed the FAM Equity-Income

Fund for 16 years.

•   Tax-Efficient – our average annual turnover ratio for the past five years through 12/31/11 is 15.19%, which is also very low compared to our peers.

•   Fund  Asset  Flows  –  during  2011,  when  many  equity  mutual  funds  saw  net  outﬂows,  the

Equity-Income Fund saw considerable positive net inﬂows.

As a company, FAM Funds also has unique characteristics. They include:

•   Time-Tested  Philosophy  &  Process  –  our  value-oriented  investment  approach  remains steadfast  as  we  seek  financially  strong,  durable  companies  with  high  returns  on  capital that can endure economic downturns. You can feel confident knowing that our process is consistent and understandable.

Chairman’s Commentary

•   FAM  Shareholder  Services  Team  –  of  the  thousands  of  mutual  funds  that  exist,  a  small number have an in-house transfer agency or customer service team to handle shareholder account services. When you phone FAM, a person from our Cobleskill office greets you.

Shareholders  have  told  us  that  this  personal  touch,  and  the  longevity  and  continuity  of this team, gives them comfort.

FAM  Funds  began  modestly,  but  thanks  to  your  trust  in  us  and  referrals  we  now  manage more  than  $800  million  in  our  two  Funds.  This  is  an  awesome  responsibility  that  we  take very seriously. Since the inception of both Funds, we have been proud of our performance.

However, the latter part of the last decade was strained with financial distress and ended in a severe Bear Market. Few, if any, investors or investment managers were immune to this and the downturn impacted performance, especially over the short term. However, it was during these days of adversity, including volatile days this past August, that we seized opportunity and invested in several quality companies at what we estimated to be discounted prices. We believe your current Fund portfolio holdings should provide a positive contribution over the next few years and even more so over a longer-term horizon of five to 10 years.

As  always,  thank  you  for  your  ongoing  trust.  If  you  have  any  questions,  please  call  one of  our  in-house  FAM  Shareholder  Services  representatives  at  800-932-3271.  On  behalf  of

FAM Funds, I wish you and yours a Happy and Healthy New Year!

Sincerely,

Thomas O. Putnam, Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Value Fund

December 31, 2011

Dear Fellow FAM Value Fund Shareholder,

At  December  31st,  the  net  asset  value  of  the  Investor  Class  of  the  FAM  Value  Fund  was

$45.15.   This represents a decrease of -0.41% from the beginning of the year. For compari-

son, the S&P 500 Index increased +2.11% and the Russell 2000 Index decreased -4.18%.

2011 in Review

2011 was not an awful year for investors, but it certainly felt that way.  The stock market fell modestly, but had wide swings during the year which created anxiety for investors. The main story was the European financial crisis. This report first surfaced during calendar 2010, but returned with a vengeance in 2011. There were a series of European government announce-

ments  claiming  a  solution  to  the  crisis,  only  the  markets  found  the  solutions  inadequate.

This  pattern  resulted  in  a  very  volatile  stock  market  with  large  ﬂuctuations,  both  positive and negative. Another important story was the inability of our own government to deal with

America’s long-term financial problems. Given that 2012 will be an important election year,

we expect the dysfunction from Washington, D.C. to continue. Despite the inaction of gov-

ernments, the U.S. economy seems to be continuing on a slow recovery from the recession of

2008/2009.

Portfolio Activity

We  exited five positions during the  year selling all of  our  shares in  Federated Investors, Joy

Global,  MICROS  Systems,  Strayer  Education,  and  Westamerica  Bank.  We  sold  Federated

Investors due to concerns about an extended period of low interest rates and the fact that the money  market  fund  industry  has  a  large  exposure  to  the  debt  of  European  financial  institu-

tions. Joy Global was a terrific holding for the Fund. We originally purchased the stock dur-

ing the global financial crisis in the fall of 2008. Our average cost was less than $40 a share.

We sold the stock this year near $100 a share, doubling our money in less than three years.

Joy  Global  is  a  great  company,  but  we  felt  the  high  valuation  reﬂected  the  company’s  good prospects. MICROS Sytems, Strayer Education, and Westamerica Bank were small positions in the Fund that were sold to pursue other opportunities.

During the sharp market decline in August and September, we were fairly active purchasing both new and existing holdings. From July 29 to September 30, 2011, the stock market de-

clined more than 12%. This decline created lower prices and we believe some good bargains in the market. We purchased shares in 12 different companies, including five new ideas: Mi-

crochip Technology, NBT Bancorp, Questar, Sigma-Aldrich, and Waters Corporation.

FAM Value Fund

Performance Detail

Best Performers

The  Fund’s  best  performer,  on  a  dollar-weighted  basis,  was  longtime  holding  White  Moun-

tains  Insurance  (+35.4%)  with  a  gain  of  $12.103  million.  White  Mountains  is  an  insurance holding  company  with  three  primary  assets:  OneBeacon  Insurance,  Esurance,  and  White

Mountains Reinsurance. In May the business announced the sale of the Esurance division to

Allstate for $1.1 billion. This sale is a great transaction and will unlock $600 million of ad-

ditional value for shareholders. While the shares have had a strong year, the stock price still sells at a significant discount to the company’s book value.

The  second-largest  contributor  to  positive  performance  was  Ross  Stores  (+52.7%)  gaining

$9.111  million.  Ross  has  been  an  amazing  story  over  the  last  five  years.  In  the  five  years ending  January  2011,  the  corporation  grew  its  earnings  per  share  from  $1.36  to  $4.62,  a compound growth rate of 28% per year. The Ross Stores retailing formula of selling designer clothing at  a  discounted  price has  been  a  big  hit  with  consumers. Ross  Stores  is  one  of  the best stocks we have owned over the last 10 years. The current price is almost nine times the original price we paid for the stock in 2001.

The  third-best  performing  stock  was  YUM!  Brands  up  +22.4%  (gaining  $4.895  million)  at year-end. YUM! Brands is a global restaurant enterprise with three well-recognized brands –

KFC, Pizza Hut, and Taco Bell. YUM! is a leader in international restaurant locations with a fast-growing business in China and other Asian nations.

Worst Performers

The worst performer, on a dollar-weighted basis, was Ultra Petroleum (-38%) with a $6.395 million  loss.  Ultra  Petroleum  is  a  natural  gas  company  with  significant  assets  in  Wyoming and  Pennsylvania.  The  business  is  a  low-cost  producer  of  natural  gas  and  has  high  margins and returns on equity. The stock has declined in tandem with the 24% decline in natural gas prices over the last year.

The second-worst performer was TCF Financial (-29%) with a loss of $5.915 million. TCF is a bank with headquarters in Minneapolis, MN. The company’s profits were impacted by the passage of the Durbin amendment which reduced the amount of fees that banks can charge on debit card purchases. While TCF is not a large bank, they are one of the 20-largest debit card  issuers  in  the  country.  Even  with  this  change,  the  corporation  remains  more  profitable than the average bank.

The  Fund’s  third-worst  performer  was  Protective  Life  (-13%)  generating  a  loss  of  $5.519 million. Protective is a life insurance company with headquarters in Birmingham, AL. Given the  fears  about  Greece  and  the  European  debt  crisis,  many  financial  stocks  declined  during the year including Protective.

FAM Value Fund

Our Investment Strategy

At  our  25th  Annual  Shareholder  Informational  Meetings  in  October  someone  asked  the

question,  “What  will  it  take  to  improve  the  economy?”   Implied  in  this  question  is  some

amount  of  impatience  about  the  current  rate  of  improvement.  We  will  address  the  question and outline some strategies that can be successful in this environment.

The  recession  that  occurred  in  2008/2009  was  not  a  normal  recession,  but  a  recession  ac-

companied  by  a  financial  crisis.  While  this  is  unusual,  it  is  not  as  rare  as  you  might  think.

There  have  been  17  countries  around  the  world  that  have  had  a  similar  event  since  1991.

This  subject,  a  recession  with  a  financial  crisis,  has  been  studied  by  two  finance  professors

who have published their findings in a book entitled, This Time Is Different.1   The book is a

definitive study of this type of recession and the authors describe the sequence of events. First,

the  seeds  of  the  crisis  are  a  sharp  and  unsustainable  increase  in  home  prices.  Next,  housing prices  decline  by  35%  from  their  peak;  stock  prices  decline  by  50%  from  peak-to-trough;

unemployment  increases  and  stays  elevated  for  a  considerable  time;  and  government  debt increases, on average, by 86% from pre-crisis levels.

Does  this  sound  familiar?   This  is  exactly  what  is  happening  in  the  United  States  today.  So what does the textbook say about what happens next? The net result of these financial events is that a country’s economic growth is slower-than-average for a number of years following

the  recession.   While  improvements  have  been  made  slowly  over  the  last  two  years,  and  we think  this  pace  will  continue  in  2012,  we  cannot  simply  rely  upon  the  economy  to  help  our investments grow.

If  this  is  the  case,  what  can  investors  do  to  earn  a  positive  return?  We  have  three  ideas  that we are using in managing the Fund today.

1.   Own the Winners. Invest in companies that are currently doing well; they do not need a better  environment.  We  invest  in  many  companies  that  will  report  record  earnings  this year. These businesses have grown their earnings through the recession and are now earn-

ing all-time high profits. These corporations do not need a better environment – they are winning now. Companies that we expect to report record-high earnings in 2011 include:

Bed Bath & Beyond, Donaldson Company, Ross Stores, and IDEX Corporation.

2.   Go Global.  While the USA may be experiencing a period of slow-growth, over the long term the world is growing and American companies expanding overseas can benefit. The

Fund  currently  invests  in  15  companies  that  derive  more  than  one-third  of  their  sales

from  abroad.   Examples  include:  John  Wiley  &  Sons,  Microchip  Technology,  Waters

Corporation, and YUM! Brands.

1  Carmen M. Reinhart & Kenneth S. Rogoff, Authors.

FAM Value Fund

3.   Buy  Dividend-Paying  Stocks.  Today,  you  can  own  a  portfolio  of  dividend-paying  stocks that  generate  more  current  income  than  many  long-term  bonds.  Dividends  have  been  a significant portion of stock returns over time and provide investors with a cash return on their investment. The Fund holds 14 stocks that have a current dividend yield of at least

2%. Given the strong cash ﬂows of these companies, we expect many of them to increase their dividends over time.

We  would  like  to  add  an  insight  from  Benjamin  Graham,  the  father  of  value  investing.  He said, “Investment is most intelligent when it is most businesslike.” We could not agree more.

A core tenet of our investment philosophy is focusing our efforts on great corporations with underlying  economic  growth  potential.  The  challenge  in  the  short  term  is  to  separate  stock

price  ﬂuctuation  from  perceived  “value.”   Just  because  a  stock’s  price  goes  down  in  value

does  not  mean  that  the  company  is  performing  poorly,  nor  does  an  increasing  stock  price equate to strong economic expansion of the business – remember Enron, WorldCom, and the

Tech Bubble. This is where our research and investment discipline play a key role in removing the emotion from investing. Over the long term and through various economic calamities, we have had success staying the course and buying stocks of financially sound businesses.

This remains true today. The enterprises that we are targeting for investment have the follow-

ing attributes in common:

1.   They are highly profitable.

2.   The balance sheets are strong with little or no debt.

3.   They generate more cash than they need which can be used for dividends, investment for future growth, and stock buyback.

4.   They have strong management teams that, in many cases, are delivering record results.

With the overall stock market trading at 20-year low valuation levels, we are confident that a portfolio of stocks from high-quality businesses with considerable future economic growth potential can produce attractive results for investors. Remember that it takes time for the true value of a company to be reﬂected in its stock price.

Thank you for investing with us in the FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of this report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

FAM Value Fund — Performance Summary

Annual Total Investment Returns:

JANUARY 2, 1987 TO DECEMBER 31, 2011

FAM VALUE FUND

INVESTOR SHARES      ADVISOR SHARES*     RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

1987

-17.40%

—

-8.77%

5.25%

1988

35.50%

—

24.89%

16.61%

1989

20.32%

—

16.24%

31.69%

1990

-5.36%

—

-19.50%

-3.11%

1991

47.63%

—

46.05%

30.47%

1992

25.08%

—

18.42%

7.60%

1993

0.21%

—

18.90%

10.06%

1994

6.82%

—

-1.82%

1.31%

1995

19.71%

—

28.44%

37.53%

1996

11.23%

—

16.54%

22.95%

1997

39.06%

—

22.37%

33.35%

1998

6.19%

—

-2.55%

28.58%

1999

-4.84%

—

21.26%

21.04%

2000

19.21%

—

-3.03%

-9.10%

2001

15.07%

—

2.49%

-11.88%

2002

-5.33%

—

-20.48%

-22.09%

2003

24.98%

12.99%

47.25%

28.67%

2004

16.86%

15.91%

18.33%

10.88%

2005

5.56%

4.62%

4.55%

4.91%

2006

8.73%

7.96%

18.37%

15.79%

2007

-0.79%

-1.91%

-1.57%

5.49%

2008

-28.68%

-30.19%

-33.79%

-37.00%

2009

22.18%

22.01%

27.17%

26.46%

2010

17.02%

16.65%

26.85%

14.76%

2011

-0.41%

-1.44%

-4.18%

2.11%

*FAM Value Fund Advisor Shares were launched on July 1, 2003.

7 7

FAM Value Fund — Performance Summary

The chart below depicts the change in the value of a $10,000 investment in Investor Shares of the FAM

Value Fund, since inception on January 2, 1987, as compared with the growth of the Standard & Poor’s

500 Index and the Russell 2000 Index during the same period. The information assumes reinvestment of dividends and capital gain distributions. The Standard & Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies. The Russell 2000 Index is  an  unmanaged  index  generally  representative  of  the  market  for  the  stocks  of  smaller  size  U.S.

companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

FAM VALUE FUND, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

$120

FAM Value Fund

$100

S&P 500

$103,380

Russell 2000

$  91,612

$80

$  79,982

$60

$40

$20

$0

This information represents past performance of Investor Shares of the FAM Value Fund and is not indicative of future results.  The investment return and the principal value of an investment will ﬂuctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

An investment of $10,000 in the Advisor Shares of the FAM Value Fund since the inception date of this share class, July 1,

2003, would have changed in value to $14,210 by December 31, 2011.

Average Annual Total Returns as of December 31, 2011

Life of Fund/Class

1-Year

3-Year

5-Year

10-Year

(1/2/87)

FAM Value Fund

(Investor Shares)

-0.41%

12.50%

0.15%

4.81%

9.80%

(Advisor Shares)*

-1.44%

11.94%

-0.80%

N/A

4.22%

S&P 500 Index

2.11%

14.11%

-0.25%

2.92%

8.68%

Russell 2000 Index

-4.18%

15.63%

0.15%

5.62%

9.25%

__________

*FAM Value Fund Advisor Shares were launched on July 1, 2003.  The return since inception is 4.22%.

   The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 8

FAM Value Fund — Portfolio Data (Unaudited)

December 31, 2011

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Property & Casualty Insurance

14.6%

White Mountains Insurance Group Ltd.

6.6%

Machinery & Equipment

8.2%

Brown & Brown, Inc.

6.1%

Retail Stores

6.7%

Mednax, Inc.

5.6%

Insurance Agency

6.1%

John Wiley & Sons, Inc. - Class A

4.2%

Transportation

5.8%

Berkshire Hathaway, Inc. - Class A

4.2%

Health Care Services

5.6%

IDEX Corporation

4.1%

Banking

5.0%

Ross Stores, Inc.

3.9%

Oil & Gas Exploration

4.8%

Markel Corporation

3.8%

Publishing

4.2%

YUM! Brands, Inc.

3.8%

Restaurants

3.8%

Zebra Technologies Corporation - Class A

3.3%

Electronic Equipment

3.3%

Health Care Equipment/Devices

3.2%

Real Estate Development

2.9%

Diversified Healthcare

2.8%

Automotive

2.6%

Diversified Manufacturing

2.3%

Investment Management

2.2%

Other

8.7%

Money Market Fund

7.2%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the  Fund

files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters  of  each  fiscal  year  on  Form  N-Q; (ii)  the  Fund’s  Forms  N-Q  are  available  on  the  Commission’s  website  at

http://www.sec.gov; (iii)  the  Fund’s  Form  N-Q  may  be  reviewed  and  copied  at  the  Commission’s  Public  Reference

Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the  information  on  Form  N-Q  available  to  shareholders,  upon request, by calling FAM Funds at 1-800-932-3271.

9 9

FAM Value Fund — Expense Data (Unaudited)

December 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees; distribution (and/

or service) (12b-1 fees on the Advisor Class Shares only) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to com-

pare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (7/1/2011 to 12/31/2011).

Actual Expenses

Lines (A) and (B) of the following table provide information about actual account values and actual expenses for Investor Class Shares and Advisor Class Shares, respectively. You may use the information in  this  line,  together  with  the  amount  you  invested,  to  estimate  the  expenses  that  you  paid  over  the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Lines (C) and (D) of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per  year  before  expenses,  which  is  not  the  Fund’s  actual  return  for  the  Investor  Class  Shares  and

Advisor Class Shares, respectively. The hypothetical account values and expenses may not be used to estimate  the  actual  ending  account  balance  or  expenses  you  paid  for  the  period.  You  may  use  this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this  5%  hypothetical  example  with  the  5%  hypothetical  examples  that  appear  in  the  shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do  not  reflect  any  transactional  costs,  such  as  redemptions  fees.  Therefore,  lines  (C)  and  (D)  of  the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10 10

FAM Value Fund — Expense Data (Unaudited)

December 31, 2011

S I X   M O N T H S   E N D E D   D E C E M B E R   3 1 ,  2 0 1 1

Beginning

Ending

Expenses

Account Value    Account Value

Paid

7/1/2011

12/31/2011

During Period

Ongoing Costs Based on Actual Fund Return

A.     Investor Share Class

$1,000.00

$930.60

$  5.99*

B.

Advisor Share Class

$1,000.00

$923.00

$10.81**

Ongoing Costs Based on Hypothetical

5% Yearly Return

C.     Investor Share Class

$1,000.00

$1,018.80

$  6.26*

D.     Advisor Share Class

$1,000.00

$1,013.76

$11.32**

    *Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.23%), multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the one-half-year period).

**Expenses are equal to the Fund’s Advisor Class Shares annualized expense ratio of (2.23%), multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the one-half-year period).

11 11

FAM Value Fund — Statement of Investments

December 31, 2011

SHARES

VALUE

COMMON STOCKS (92.8%)

Automotive (2.6%)

CarMax, Inc.*

  •  specialty retailer of used cars and light-trucks in the

USA

600,000

$18,288,000

Banking (5.0%)

Bank of the Ozarks, Inc.

  •  holding company that provides a range of retail and

commercial banking services in the Southeast

253,000

7,496,390

Home Bancshares, Inc.

  •  holding company for the Centennial Bank that provides

various commercial and retail banking and related

financial products and services to businesses, real estate

developers, individuals and municipalities

250,000

6,477,500

M&T Bank Corporation

  •  bank holding company that provides commercial and

retail banking services to individuals, businesses, corpo-

rations and institutions in the Northeast and

Mid-Atlantic

75,000

5,725,500

NBT Bancorp, Inc.

  •  provides commercial banking and financial services to

individuals, corporations and municipalities in New

York, Vermont and Pennsylvania

10,000

221,300

SCBT Financial Corporation

  •  provides banking services to individual and corporate

customers in the Carolinas

234,110

6,791,531

TCF Financial Corporation

  •  holding company that offers various banking services

to individual and corporate customers in northern and

central California

802,163

8,278,322

34,990,543

Commercial Services (1.4%)

McGrath RentCorp

  •  modular building and electronic test equipment rentals,

subsidiary classroom manufacturing

347,000

10,059,530

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Diversified Healthcare (2.8%)

Johnson & Johnson

  •  manufactures and sells various products in the health

care field

305,000

$20,001,900

Diversified Manufacturing (2.3%)

Illinois Tool Works, Inc.

  •  manufactures engineered products such as plastic and

metal components and fasteners and speciality systems

which consist of machinery and consumable products

339,950

15,879,065

Electronic Commerce Distribution (0.4%)

Digital River, Inc.*

  •  provides outsourced e-commerce solutions worldwide

200,000

3,004,000

Electronic Equipment (3.3%)

Zebra Technologies Corp. - Class A*

  •  designs, manufactures and supports bar code label printers

648,502

23,203,402

Health Care Distribution (1.9%)

Patterson Companies, Inc.

  •  operates as a distributor serving dental, companion-pet,

veterinarian, and rehabilitation supply markets in the

USA and Canada

445,000

13,136,400

Health Care Equipment/Devices (3.2%)

Stryker Corp.

  •  operates a medical technology company offering

Orthopedic Implants and MedSurg Equipment

266,000

13,222,860

Waters Corporation*

  •  designs, manufactures, sells and services analytical

instruments used in a wide range of scientific research

125,000

9,256,250

22,479,110

Health Care Services (5.6%)

Mednax, Inc.*

  •  health care services company focused on physician

services for newborn, maternal-fetal and other pediatric

subspecialty care

545,700

39,295,857

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Home Furnishing (0.9%)

Mohawk Industries, Inc.*

  •  produces ﬂoor covering products for residential and

commercial applications

103,100

$  6,170,535

Insurance Agency (6.1%)

Brown & Brown, Inc.

  •  one of the largest independent general insurance

agencies in the U.S.

1,879,696

42,537,520

Investment Management (2.2%)

Franklin Resources, Inc.

  •  provides investment management and fund administra-

tion services as well as retail-banking and consumer

lending services

160,000

15,369,600

Life Insurance (1.1%)

Protective Life Corporation

  •  individual and group life/health insurance and

guaranteed investment contracts

335,400

7,566,624

Machinery & Equipment (8.2%)

Donaldson Company, Inc.

  •  designs, manufactures and sells filtration systems and

replacement parts

321,200

21,867,296

Graco, Inc.

  •  supplies systems and equipment for the management of

ﬂuids in industrial, commercial and vehicle lubrication

applications

180,550

7,382,689

IDEX Corporation

  •  manufactures proprietary, highly engineered industrial

products and pumps

771,750

28,639,643

57,889,628

Media (1.7%)

Meredith Corporation

  •  magazine publishing and tv broadcasting

366,450

11,964,592

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Oil and Gas Exploration (4.8%)

EOG Resources, Inc.

  •  engages in the exploration, development, production

and marketing of natural gas and crude oil

216,000

$  21,278,160

Ultra Petroleum Corporation*

  •  independent oil and gas company that engages in the

acquisition, exploration, development, production and

operation of oil and natural gas properties

415,000

12,296,450

33,574,610

Property and Casualty Insurance (14.6%)

Berkshire Hathaway, Inc. - Class A*

  •  holding company for various insurance and industrial

companies

256

29,377,280

Markel Corporation*

  •  sells specialty insurance products

64,850

26,891,349

White Mountain Insurance Group, Ltd.

  •  personal property and casualty insurance, and

reinsurance

102,693

46,567,168

102,835,797

Publishing (4.2%)

John Wiley & Sons, Inc. - Class A

  •  publisher of print and electronic products, specializing in scientific, technical professional and medical books

and journals

661,700

29,379,480

Real Estate Development (2.9%)

Brookfield Asset Management, Inc. - Class A

  •  asset management holding company that invests in

property, power and infrastructure

735,000

20,197,800

Restaurants (3.8%)

YUM! Brands, Inc.

  •  quick service restaurants including KFC, Pizza Hut and

Taco Bell

450,600

26,589,906

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Retail Stores (6.7%)

Bed Bath & Beyond, Inc.*

  •  national chain of retail stores selling domestic

merchandise such as bed linens, bath items, kitchen

textiles and home furnishings

345,600

$20,034,432

Ross Stores, Inc.

  •  chain of off-price retail apparel and home accessories

stores

572,844

27,227,275

47,261,707

Semiconductors (0.3%)

Microchip Technology, Inc.

  •  develops, manufactures and sells semiconductor

products for various embedded control applications

60,000

2,197,800

Specialty Chemical (0.5%)

Sigma-Aldrich Corporation

  •  develops, manufactures, purchases and distributes high

quality chemicals, biochemicals and equipment available

throughout the world

60,000

3,747,600

Transportation (5.8%)

Forward Air Corporation

  •  provides surface transportation and related logistics ser-

vices to the deferred air freight market in North America

389,233

12,474,918

Heartland Express, Inc.

  •  short-to medium-haul truckload carrier of general

commodities

1,333,333

19,053,329

Knight Transportation, Inc.

  •  transportation of general commodities in the U.S.

576,900

9,022,716

40,550,963

Utilities/Gas (0.1%)

Questar Corporation

  •  natural gas utility in the state of Utah

50,000

993,000

See Notes to Financial Statements

FAM Value Fund — Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Veterinary Diagnostics (0.4%)

VCA Antech, Inc.*

  •  provides veterinary services and diagnostic testing to

support veterinary care and sells diagnostic imaging

equipment and other medical technology products and

related services to the veterinary market

148,900

$    2,940,775

Total Common Stocks (Cost $373,927,460)

$652,105,744

TEMPORARY INVESTMENTS (7.2%)

Money Market Fund (7.2%)

Invesco Short Term Treasury Fund (0.02%)**

50,895,025

50,895,025

Total Temporary Investments (Cost $50,895,025)

$  50,895,025

Total Investments (Cost $424,822,485) (100%)

$703,000,769

   *Non-income producing securities.

**The rate shown represents the effective yield at 12/31/11.

See Notes to Financial Statements

FAM Value Fund

December 31, 2011

STATEMENT OF ASSETS AND LIABILITIES

Assets

Investments in securities at value (Cost $424,822,485)

$703,000,769

Cash

149,483

Dividends and interest receivable

312,042

Receivable for fund shares purchased

237,435

Total Assets

703,699,729

Liabilities

Payable for fund shares redeemed

451,009

Accrued investment advisory fee

591,211

Accrued shareholder servicing and administrative fees

86,773

Accrued expenses

163,625

Accrued distribution and service fees

1,162

Total Liabilities

1,293,780

Net Assets

Sources of Net Assets:

Net capital paid in on shares of beneficial interest

$424,227,306

Accumulated net realized gains

359

Net unrealized appreciation

278,178,284

Net Assets

$702,405,949

Net Asset Value, Offering and Redemption Price

per share (unlimited shares of beneficial interest

authorized at $.001 par value)

Investor Class Shares — based on net assets of

$698,545,583 and 15,473,294 shares outstanding

$45.15

Advisor Class Shares — based on net assets of

$3,860,366 and 89,999 shares outstanding(a)

$42.89

(a)A 1% redemption fee is imposed upon Advisor shares redeemed within the first

     18 months of purchase.  See Note 4 in the Notes to the Financial Statements.

See Notes to Financial Statements

FAM Value Fund

Year Ended December 31, 2011

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Income

Dividends

$8,147,501

Interest

12,601

Total Investment Income

8,160,102

Expenses

Investment advisory fee (Note 2)

7,279,908

Administrative fee (Note 2)

617,841

Shareholder servicing and related expenses (Note 2)

440,058

Printing and mailing

121,057

Professional fees

103,562

Registration fees

60,337

Custodial fees

88,614

Trustees fees

60,262

Officers fees (Note 2)

39,570

Distribution and Service fees - Advisor Class Shares (Note 2)

42,079

Other

63,493

Total Expenses

8,916,781

Expenses Paid Indirectly (Note 3)

(954)

Net Expenses

8,915,827

Net Investment Loss

(755,725)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments

15,104

Net change in unrealized appreciation of investments

(2,307,084)

Net Realized and Unrealized Loss on Investments

(2,291,980)

NET DECREASE IN NET ASSETS FROM OPERATIONS

$(3,047,705)

See Notes to Financial Statements

FAM Value Fund

Years Ended December 31, 2011 and 2010

STATEMENTS OF CHANGES IN NET ASSETS

2011

2010

CHANGE IN NET ASSETS

FROM OPERATIONS:

Net investment income/(loss)

$     (755,725)

$    1,397,398

Net realized gain on investments

15,104

9,857,404

Net change in unrealized appreciation

(2,307,084)

98,340,520

of investments

Net Increase/Decrease in Net Assets From Operations

(3,047,705)

109,595,322

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

Investor Class

(19,356)

(1,392,952)

Net realized gain on investments

Investor Class

(31,280)

(9,484,271)

Advisor Class

(182)

(61,081)

TRANSACTIONS IN SHARES OF

BENEFICIAL INTEREST (NOTE 4)

(36,246,659)

(20,896,319)

Total Increase/Decrease in Net Assets

(39,345,182)

77,760,699

NET ASSETS

Beginning of Year

$741,751,131

$663,990,432

End of Year

$702,405,949

$741,751,131

Undistributed net investment income

$

—

$

19,578

See Notes to Financial Statements

FAM Value Fund — Notes to Financial Statements

Note 1.  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund (the “Fund”) is a series of Fenimore Asset Management Trust, a diversified, open-

end  management  investment  company  registered  under  the  Investment  Company  Act  of  1940.  The

Fund offers two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1,

2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor

Class bears its own distribution and service fee expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attrib-

utable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies, which are  in  accordance  with  accounting  principles  generally  accepted  in  the  United  States  of  America

(“GAAP”),  followed by the Fund in the preparation of its financial statements.

a)  Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-

term securities are carried at amortized cost, which approximates value. Securities for which market quotations  are  not  readily  available  or  have  not  traded  are  valued  at  fair  value  as  determined  by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund

are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.

The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determin-

ing the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FAM Value Fund — Notes to Financial Statements

The following is a summary of the inputs used to value the Fund’s net assets as of December 31,

2011:

Valuation Inputs

Investments in Securities

Level 1     Quoted prices

Common Stocks

$652,105,744

Temporary Investments

$  50,895,025

Level 2     Other significant observable inputs

$

—

Level 3     Significant unobservable inputs

$

—

Total

$703,000,769

During  the  year  ended  December  31,  2011  there  were  no  Level  2  or  3  inputs  used  to  value  the

Fund’s net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

b)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated  investment  companies  and  to  distribute  all  of  its  taxable  income  to  its  shareholders.

Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the

financial  statements.   For  the  year  ended  December  31,  2011  management  has  evaluated  the  tax positions  taken  or  expected  to  be  taken  in  the  course  of  preparing  the  Fund’s  tax  returns  to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable

tax authority.   Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years 2008 through present remain

subject to examination by U.S. and New York taxing authorities.   No examination of the Fund’s

tax filings is presently in progress.

c)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosureof contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)  Other

Securities  transactions  are  recorded  on  trade  date.  Realized  gains  and  losses  on  securities  sold  are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from

FAM Value Fund — Notes to Financial Statements

underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of  the  components  of  distributions  (and  consequently  its  net  investment  income)  as  an  increase  to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers  provide  information  about  the  actual  composition  of  the  distributions.  Distributions  to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes.  To  the  extent  these  differences  are  permanent  such  amounts  are  reclassified  within  the capital accounts.

Note 2.  Investment Advisory Fees and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset

Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of the Fund’s average daily net assets.  The  Advisor  has  entered  into  a  voluntary  agreement  with  the  Fund  to  reduce  the  investment advisory fee for the Fund through December 31, 2012 to 0.95% of the Fund’s average daily net assets in excess of $1 billion. No such waiver was required for the year ended December 31, 2011. Thomas

Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor.  The CCO is an officer of the Fund and compensated by the Fund in the amount of $39,570 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to  the  extent  that  such  expenses,  including  the  advisory  fee,  for  the  fiscal  year  exceed  2.00%  of  the average daily net assets. For the year ended December 31, 2011 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.28% and 2.28% of the aver-

age daily net assets of the Investor Class and Advisor Class, respectively.  No such reimbursement was required for the year ended December 31, 2011.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per shareholder account. For the year ended December 31, 2011, shareholder servicing agent fees paid to FSS amounted to $440,058.

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Fund’s average daily net assets, and 0.075% thereafter. For the year ended

December 31, 2011, Fund administrative fees amounted to $617,841.

Fenimore  Securities,  Inc.  (“FSI”),  a  company  also  under  common  control  with  the  Advisor,  acts  as distributor  of  the  Fund’s  shares.  On  July  1,  2003,  the  Fund  adopted  a  distribution  plan  pursuant  to

Rule  12b-1  under  the  Investment  Company  Act  of  1940  for  the  Advisor  Class  of  shares.  Under  the plan  the  Fund  pays  FSI  a  total  of  1.00%  per  annum  of  the  Advisor  Class  shares’  average  daily  net assets.

FAM Value Fund — Notes to Financial Statements

Note 3.  Indirect Expenses

The Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit

in  the  non-interest  bearing  custody  account.    For  the  year  ended  December  31,  2011,  these

arrangements reduced the Fund’s custodian fees by $954.

Note 4.  Shares of Beneficial Interest

At  December  31,  2011  an  unlimited  number  of  $.001  par  value  shares  of  beneficial  interest  were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. For the years ended December 31, 2011 and 2010, redemption fees amounted to $64 and $1, respectively, and were credited to paid–in capital. Transactions were as follows:

YEAR ENDED 12/31/11

YEAR ENDED 12/31/10

Shares

Amount

Shares

Amount

Shares sold

Investor Class

746,774

$ 34,286,768

1,005,347

$ 41,988,442

Advisor Class

1,337

56,741

1,298

51,230

Shares issued on

reinvestment of distributions

Investor Class

1,085

49,222

232,077

10,591,998

Advisor Class

4

171

1,325

58,091

Shares redeemed

Investor Class

(1,534,944)

(69,950,423)     (1,753,362)

(73,032,090)

Advisor Class

(15,665)

(689,138)

(13,851)

(553,990)

Net Decrease from Investor Class

Share Transactions

(787,085)      $(35,614,433)

(515,938)      $(20,451,650)

Net Decrease from Advisor Class

Share Transactions

(14,324)      $     (632,226)

(11,228)      $     (444,669)

Note 5.  Investment Transactions

During  the  year  ended  December  31,  2011,  purchases  and  sales  of  investment  securities,  other  than short-term obligations were $52,598,875 and $70,204,403, respectively.

FAM Value Fund — Notes to Financial Statements

Note 6.  Income Taxes and Distribution to Shareholders

The components of accumulated income/losses on a tax basis at December 31, 2011 were as follows:

Undistributed ordinary income

$     —

Undistributed long-term capital gain

$   359

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes of $424,822,485, was as follows;

Unrealized appreciation

$293,332,553

Unrealized depreciation

(15,154,269)

Net unrealized appreciation

$278,178,284

The tax composition of dividends and distributions paid to shareholders for the years ended

December 31, 2011 and 2010 were as follows:

2011

2010

Ordinary income

$19,578

$  1,392,952

Long-term capital gain

31,240

9,545,352

$50,818

$10,938,304

In  accordance  with  GAAP,  FAM  Value  Fund  has  recorded  reclassifications  in  its  capital  accounts.

These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income and accumulated realized gains on a tax basis which is considered to be more informative to shareholders.  As of December 31, 2011, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Net Capital Paid in on Shares

Accumulated Net Investment

Accumulated Net Realized

of Beneficial Interest

Income

Gain (Loss)

$(755,725)

$755,503

$222

Note 7.  Line of Credit

FAM Value Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $125,000,000.

Borrowings  under  the  agreement  bear  interest  at  the  prime  rate  as  announced  by  the  lending  bank.

The line of credit is available until December 1, 2012, when any advances are to be repaid. During the

year  ended  December  31,  2011,  no  amounts  were  drawn  from  the  available  line.   Fees  paid  to  the

lending bank amounted to $893.

FAM Value Fund — Notes to Financial Statements

Note 8.  Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience of the Advisor, the

Fund expects the risk of loss to be remote.

Note 9.  New Accounting Pronouncement

In  May  2011,  the  FASB  issued  ASU  No.  2011-04  “Amendments  to  Achieve  Common  Fair  Value

Measurement  and  Disclosure  Requirements”  in  GAAP  and  the  International  Financial  Reporting

Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and

Disclosures, to establish common requirements for measuring fair value and for disclosing information about  fair  value  measurements  in  accordance  with  GAAP  and  IFRSs.  ASU  No.  2011-04  is  effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 10.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to  be  issued,  and  has  determined  that  there  were  no  subsequent  events  requiring  recognition  or disclosure in the financial statements.

FAM Value Fund — Notes to Financial Statements

Note 11.  Financial Highlights

F A M   V A L U E   F U N D   -   I N V E S T O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2011

2010

2009

2008

2007

Net asset value, beginning of year

$45.34

$39.32

$32.22

$45.42

$49.65

Income/Loss from investment operations:

    Net investment income/(loss)†

(0.04)

0.09

0.05

0.18

0.25

    Net realized and unrealized

gain/(loss) on investments

(0.15)

6.61

7.10

(13.21)

(0.66)

    Total from investment operations

(0.19)

6.70

7.15

(13.03)

(0.41)

Less distributions:

Dividends from net investment income

—*

(0.09)

(0.05)

(0.17)

(0.25)

    Distributions from net realized gains

—*

(0.59)

—

—*

(3.57)

    Return of capital

—

—

—

—*

—

    Total distributions

—*

(0.68)

(0.05)

(0.17)

(3.82)

Change in net asset value for the year

(0.19)

6.02

7.10

(13.20)

(4.23)

Net asset value, end of year

$45.15

$45.34

$39.32

$32.22

$45.42

Total Return

(0.41)%

17.02%

22.18%

(28.68)%

(0.79)%

Ratios/supplemental data

Net assets, end of year (000)

$698,546

$737,211

$659,621

$592,504

$871,090

Ratios to average net assets of:

    Expenses

1.22%

1.23%

1.26%

1.24%

1.19%

    Net investment income/(loss)

(0.10)%

0.21%

0.14%

0.44%

0.45%

Portfolio turnover rate

7.78%

5.08%

7.55%

12.60%

8.74%

†

*Per share amount is less than $0.005.Based on average shares outstanding.

FAM Value Fund — Notes to Financial Statements

Note 11.  Financial Highlights (continued)

F A M   V A L U E   F U N D   -   A D V I S O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2011

2010

2009

2008

2007

Net asset value, beginning of year

$43.52

$37.81

$30.99

$44.39

$48.91

Income/Loss from investment operations:

    Net investment loss†

(0.48)

(0.31)

(0.28)

(0.22)

(0.28)

    Net realized and unrealized

gain (loss) on investments

(0.15)

6.61

7.10

(13.18)

(0.67)

    Total from investment operations

(0.63)

6.30

6.82

(13.40)

(0.95)

Less distributions:

Dividends from net investment income

—

—

—

—

—

    Distributions from net realized gains

—*

(0.59)

—

—

(3.57)

    Total distributions

—*

(0.59)

—

—

(3.57)

Change in net asset value for the year

(0.63)

5.71

6.82

(13.40)

(4.52)

Net asset value, end of year

$42.89

$43.52

$37.81

$30.99

$44.39

Total Return

(1.44)%

16.65%

22.01%

(30.19)%

(1.91)%

Ratios/supplemental data

Net assets, end of year (000)

$3,860

$4,540

$4,369

$4,294

$7,591

Ratios to average net assets of:

    Expenses

2.22%

2.23%

2.26%

2.24%

2.19%

    Net investment loss

(1.10)%

(0.79)%

(0.86)%

(0.56)%

(0.55)%

Portfolio turnover rate

7.78%

5.08%

7.55%

12.60%

8.74%

†

*Per share amount is less than $0.005.Based on average shares outstanding.

FAM Value Fund —

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fenimore Asset Management Trust

and Shareholders of FAM Value Fund

We have audited the accompanying statement of assets and liabilities, including the state-

ment of investments, of FAM Value Fund, a series of shares of beneficial interest of Feni-

more Asset Management Trust, as of December 31, 2011, and the related statement of op-

erations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Ac-

counting Oversight Board (United States).  Those standards require that we plan and per-

form the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 2011,

by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FAM Value Fund, as of December

31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 15, 2012

29 29

FAM Value Fund (Unaudited)

Board Consideration of the Continuation of the Investment Advisory Agreements for the

Funds

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds

is  required,  on  an  annual  basis,  to  consider  the  continuation  of  the  Investment  Advisory

Agreements (the "Agreements") with the Advisor, and this must take place at an in-person meeting  of  the  Board.  The  relevant  provisions  of  the  Investment  Company  Act  of  1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of the Advisor to furnish the Trustees with such informa-

tion that is responsive to their request.

Accordingly,  in  determining  whether  to  renew  the  Agreements  between  the  Funds  and  the

Advisor, the Board of Trustees requested, and the Advisor provided, information and data relevant to the Board's consideration. This included materials prepared by the Advisor and materials prepared by an independent mutual fund industry consulting firm that produced materials  specifically  for  the  Board  that  provided  them  with  information  regarding  the investment  performance  of  the  Funds  and  information  regarding  the  fees  and  expenses  of the Funds, compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

The Board engaged in a thorough review process to determine whether or not to continue the Agreements with the Advisor. After receiving the materials they had requested to assist them with their review, the Board had a preliminary meeting by conference call on November

14, 2011, with representatives of the Advisor in order to discuss the proposed continuation of  the  Agreements  and  to  review  the  materials  that  had  been  presented.  The  Board  then requested  certain  additional  information  which  the  Advisor  provided  and  the  Board  also met separately on November 9, 2011 and then with representatives of the Advisor on two occasions on November 9 and 10, 2011 prior to their required in-person meeting in order to further consider and discuss the proposed continuation of the Agreements.

The Board then met to consider the continuation of the Agreements at an in-person meeting of the Board held on November 10, 2011. Among the factors the Board considered was the overall performance of the Funds relative to the performance of other similar mutual funds on  a  long-term  basis  (five  years  and  longer)  and  over  shorter  time  periods  (less  than  five years). In connection with its review of the performance results achieved for the Funds, the

Board discussed with management the fact that the Advisor maintains a particular focus on long-term investment performance results and they reviewed the reasons why this may, from time  to  time,  cause  the  longer-term  performance  results  and  the  shorter-term  performance

FAM Value Fund  (Unaudited)

results to under-perform when compared to other funds for similar time periods. In connec-

tion with this, the Board took note of management's stated position that achieving favorable long-term investment results is a primary objective of the firm. The Board also considered and discussed with the Advisor their focus on "value investing" which may result in short-

term performance that lags the performance results achieved by other managers, especially those managers that emphasize other types of investment strategies, such as "growth invest-

ing."  The  Board  also  took  into  consideration  the  Advisor's  stated  objective  of  attaining investment results with less risk and less volatility than other funds. The Board determined that it was beneficial to shareholders that the Advisor has continued to invest on behalf of the Funds in a manner that is consistent with its long-term investment objectives due to the fact that the Advisor has been able to achieve favorable long-term performance results for the Funds and when performance is adjusted for risk, it shows even more favorable results.

The Board also took note of the long-term relationship between the Advisor and the Funds and the efforts that have been undertaken by the Advisor to foster the growth and develop-

ment  of  the  Funds  since  the  inception  of  each  of  the  Funds.  In  connection  with  this,  the

Board took note of the fact that Thomas Putnam, the Chairman and founder of the Advisor and  the  co-manager  of  each  of  the  Funds,  has  been  advising  each  of  the  Funds  since  their inception,  during  which  time  the  Funds  have  experienced  favorable  long-term  investment results on a comparative basis. The Board also noted that the Advisor has continued to retain and  develop  additional  portfolio  managers  and  investment  analysts  to  work  with  Mr.

Putnam  in  an  effort  to  provide  for  the  continued  long-term  management  and  oversight  of the Funds and their portfolios.

In  addition,  the  Board  compared  expenses  of  each  Fund  to  the  expenses  of  other  similar mutual funds, noting that the expenses for each of the Funds compare favorably with indus-

try averages for other funds of similar size and investment objective. They noted the range of investment advisory and administrative services provided by the Advisor and its affiliates to  the  Funds  and  the  level  and  quality  of  these  services,  and  in  particular,  they  considered the quality of the personnel providing these services noting that they were of a high caliber.

The  Board  considered  that  the  Funds  receive  administrative  and  accounting  services  from an affiliate of the Advisor, FAM Shareholder Services, Inc. ("FSS"), and the Board reviewed the  fees  paid  to  FSS  and  the  services  provided  to  the  Funds  and  their  shareholders  by  FSS during  the  past  year  and  determined  that  the  fees  were  fair  and  reasonable  and  that  the services provided are useful and beneficial to the ongoing operations of the Funds given that the  services  provided  by  FSS  are  separate  and  distinct  services  apart  from  the  investment advisory services provided to the Funds by the Advisor.  The Board also considered that the

Funds are distributed by an affiliate of the Advisor, Fenimore Securities, Inc., ("FSI"), and

the  Board  reviewed  the  distribution  related  services  provided  by  FSI,  the  distribution  fees received  by  FSI  in  connection  with  its  distribution  of  the  Advisor  Class  of  shares  of  the

Funds, and they determined that the fees were fair and reasonable and that the distribution services provided by FSI are useful and beneficial to the ongoing operations of the Funds.

FAM Value Fund (Unaudited)

The  Board  also  reviewed  financial  information  concerning  the  Advisor  and  its  affiliates relating  to  the  operation  of  the  Funds,  noting  the  overall  profitability  of  the  relationship with the Funds to the Advisor and the financial soundness of the Advisor and its affiliates

as  demonstrated  by  the  financial  information  provided.   The  Board  also  took  note  of  the

fact  that  the  Advisor  bears  the   costs  associated  with  the  Funds'  participation  in  various

"mutual fund supermarket" programs out of its own resources, noting that this is beneficial to the Funds because it allows them to be held by a wide array of shareholders in a conve-

nient  manner.   The  Board  also  considered  the  extent  to  which  the  Advisor  uses  its  own

resources  to  support  sales  and  marketing  efforts  on  behalf  of  the  Funds.   In  reviewing  the

profitability of the Advisor relating to its management of the Funds, the Board reviewed the level  of  profitability  taking  into  consideration  these  various  marketing  expenses  that  are borne directly by the Advisor and they considered the level of profitability both before and after the impact of these marketing costs.

The Board reviewed the Advisor's brokerage practices and best-execution procedures, and

noted  that  these  were  reasonable  and  consistent  with  standard  industry  practice.   In  con-

nection with this review, the Board considered the fact that the Advisor does not have any express  arrangements  in  place  with  respect  to  "soft  dollar"  arrangements  with  brokers  or other  similar  parties  relating  to  the  direct  use  of  Fund  brokerage  commissions  to  obtain research or execution services. With respect to the Advisor's brokerage practices, the Board also took into consideration the fact that the Advisor has maintained low portfolio turnover rates for the Funds that are substantially lower than industry averages for equity-type funds,

which  the  Board  determined  is  beneficial  to  shareholders  due  to  the  reduced  brokerage expenses that are attributable to low portfolio turnover rates.

The  Board  also  considered  information  regarding  the  fees  that  the  Advisor  charges  other clients, including privately managed accounts and a privately offered investment fund, for investment advisory services that are similar to the advisory services provided to the Funds and noted that the Funds' fees were reasonable when compared to the relevant circumstances of the types of accounts involved.

In  connection  with  the  Board's  consideration  of  the  ways  in  which  economies  of  scale  are reflected  with  respect  to  the  Agreements,  the  Board  took  note  of  the  fact  that  the  Advisor has, since January 1, 2005, maintained voluntary expense limitation arrangements with the

Funds pursuant to which the investment advisory fees payable to the Advisor by each of the

Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00%

of  the  average  daily  net  assets  of  each  respective  Fund  to  0.95%  of  the  average  daily  net assets  of  those  assets  in  each  Fund  in  excess  of  $1  billion,  and  it  was  further  noted  by  the

Board  that  the  Advisor  had  agreed  to  extend  the  term  of  the  voluntary  expense  limitation agreements for the one-year period from January 1, 2012 through December 31, 2012. This limitation on the amount of the investment advisory fees payable under the Agreements is

FAM Value Fund  (Unaudited)

in addition to the contractual arrangement in place with respect to each of the Funds pursu-

ant to which the Advisor has previously agreed to limit the total operating expenses of each class of shares of the Funds and is reviewed by the Board each year in connection with the

further continuation of the Agreements.   The Board discussed with the Advisor the nature

and extent of the current expense limitation arrangements that are applicable to the Funds and it was determined that it was advisable to continue to maintain these expense limitation arrangements at their current levels.

In reaching their conclusion with respect to the continuation of the Agreements, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, how-

ever,  identify  the  overall  favorable  investment  performance  of  the  Funds  on  a  long-term basis, the commitment of the Advisor to the successful operation of the Funds, and the level of  expenses  of  the  Funds,  as  well  as  the  Advisor's  willingness  to  enter  into  agreements  to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reach-

ing an informed business judgment, the Board of Trustees, including all of the Independent

Trustees, unanimously concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period,  subject  to  the  applicable  limitations  on  the  total  operating  expenses  of  the  Funds and  the  investment  advisory  fees  payable  by  the  Funds  as  considered  and  approved  at  the meeting.

FAM Equity-Income Fund

December 31, 2011

Dear Fellow FAM Equity-Income Fund Shareholder,

2011 was a terrific year for the Fund!  Here are some of the highlights:

 •   FAM Equity-Income Fund Investor Shares posted +6.79% return for 2011 on top of

+17.47% return in 2010.

 •   Fund returns have beaten the S&P 500 Index over 1, 3, 5, 10, and 15 years.

 •   Zero realized capital gains passed onto shareholders for the fourth consecutive year.1

 •   Wall Street Transcript publishes interview with Fund Co-Manager.

 •    SmartMoney featured the Fund in an article, “Funds That Fought Volatility – and Won.”

The Fund’s Investor Shares gained +6.79% for the year, ahead of the S&P 500 Index which

was  up  +2.11%.   The  Fund  also  outpaced  the  Russell  2000  Index  which  lost  -4.18%.   We

are  gratified  that  the  Fund  has  beaten  the  return  of  the  S&P  500  over  1,  3,  5,  10,  and  15

years.   Additionally,  the  Fund  has  outperformed  the  Russell  2000  over  all  the  same  time periods, except for the 3 and 10-year numbers.

1 Yr. (2011)    3 Year

5 Year

10 Year

15 Year

FAM Equity- Income Fund

+6.79%

+15.06%     +0.82%

+4.64%

+6.98%

S&P 500 Index

+2.11%

+14.11%     -0.25%

+2.92%

+5.45%

Russell 2000 Index

-4.18%

+15.63%     +0.15%

+5.62%

+6.30%

The  greatest  positive  impact  on  performance  during  the  year  resulted  from  building  a  cash balance in June immediately after some weak U.S. economic data was released.  We trimmed a  number  of  names  and  completely  sold  some  others  that  we  did  not  want  to  hold  in  the event the economy slowed down further.  Shortly thereafter, the market went into a tailspin on the U.S. debt-ceiling debate which resulted in debt downgrade and fears of Europe split-

ting  apart,  as  well  as  worries  of  a  global  slowdown.   We  used  that  severe  decline  in  stock

prices to aggressively deploy that cash into high-quality companies that were then selling at what we considered to be bargain-basement prices.

The  best  sectors  of  the  market  (S&P  500  Index)  in  2011  were  Utilities,  Heath  Care,  and

Consumer  Staples.   The  one  thing  that  all  these  sectors  have  in  common  is  that  they  are

generally  considered  to  be  defensive.   Conversely,  the  top-contributing  sectors  in  the  FAM

Equity-Income  Fund  were  Industrials,  Consumer  Discretionary,  and  Energy.   These  sectors

tend to be leveraged in improving American and growing global economies.  We have gone to  great  lengths  to  invest  the  assets  of  the  Fund  into  companies  that  are  succeeding  in  the current economy.  Many of these corporations are taking advantage of growth trends in the

1   In 2008 the Fund paid out a fraction of one cent in capital gain related to a REIT investment.

FAM Equity-Income Fund

U.S.  and  abroad.   Others  are  bringing  out  new  and  innovative  products  which  allow  them

to  take  market  share.   Still  others  are  transitioning  their  business  model  to  take  advantage of the shift from print to digital content.

The other common theme of the investments in the Fund is that every single holding gener-

ates more cash than is needed to reinvest in the businesses to fuel future growth.  The excess cash is available to pay dividends, buy back stock, or make acquisitions.

Dividends

Research  has  shown  that  since  1926,  dividends  have  contributed  approximately  one-third

of  total  investment  returns.2   Given  the  importance  of  dividends  to  long-term  investment returns, the Fund seeks to invest in dividend-paying companies.  Every holding in the Fund

pays  a  dividend.   Additionally,  we  believe  it  is  important  for  corporations  to  increase  their dividends over time.  To illustrate this point, in 2011 dividend-paying businesses in the S&P

500  Index  which  grew  their  dividends  greater  than  10%  over  the  last  five  years,  returned

+5.9%  for  the  year  on  average.   Companies  that  paid  dividends  but  grew  them  less  than

10% over the last five years, gained only +1.9% on average.  Non-dividend paying corpora-

tions in the S&P 500 returned a meager +1.7%, on average, for the year.   Faster growth in

dividends has a correlation to higher stock returns.  The reason these enterprises performed so well is because they were able to grow in the current economy.  They are investing in their operations  and  still  have  enough  extra  cash  to  increase  the  dividends  paid  to  shareholders.

This is the type of business in which we prefer to invest.

The FAM Equity-Income Fund stacks up favorably to both the S&P 500 Index and the Rus-

sell 2000 Index regarding dividends.  The Fund has a higher gross dividend yield and, more importantly,  the  holdings  in  the  Fund  have  grown  their  dividends  at  an  annualized  rate  of

12% over the last five years (see table).

The following table highlights the dividend characteristics of the FAM Equity-Income Fund’s portfolio of companies.

Gross Dividend Yield/

5 Year Dividend Growth

Treasury Yield

(Annualized)

FAM Equity-Income Fund3

+3.10%

+12%

S&P 500 Index

+2.10%

-3%

Russell 2000 Index

+1.40%

0%

10 Year Treasury Note

+1.88%

N/A

5 Year Treasury Note

+2.90%

N/A

Source: Thomson Reuters Baseline

2  S&P Indices - Research Insights, January 2010; “S&P 500 Dividend Aristocrats.”

3   Gross Dividend Yield = average dividend yield on portfolio holdings before expenses.

FAM Equity-Income Fund

Best and Worst Performing Companies

For  the  second  year  in  a  row  the  best-performing  company  in  the  Fund  was  Ross  Stores

(+52.7%), which added $2.769 million to the value of the portfolio.  Ross continues to ex-

ecute well which has driven same-store sales growth beyond Wall Street expectations.   The

business will likely grow earnings by more than 20% this fiscal year, on top of 31% growth in the previous year.  Also, management continues to use free cash ﬂow to buy back shares.

We have owned shares in Ross for a decade and our initial purchase per share, split adjusted,

was $5.42. As of December 31, 2011, the stock was trading at $47.53. We believe the stock still has room to grow and is a compelling investment.

The  second-largest  contributor  in  the  Fund  was  EOG  Resources  (+8.5%)  adding  $1.021

million to the portfolio.   EOG posted excellent earnings growth in 2011 driven by oil pro-

duction and new oil finds.    We took advantage of the volatility in the stock market in Au-

gust and October and more than doubled our position at very attractive prices.

The worst-performing company in the Fund was Courier Corp. (-19.0%), which negatively

impacted  the  value  of  the  Fund  by  $1.021  million.   Courier  continues  to  struggle  in  this

economy  which  was  exacerbated  by  the  bankruptcy  of  Borders  Group.   As  the  stock  price

has come down over the last few years, we have purchased shares at lower-and-lower prices.

Our  thinking  was  that  earnings  would  eventually  rebound  and  the  value  of  the  business would ultimately be recognized.  The most recent quarterly earnings for Courier were pretty good and beat analysts’ expectations by a wide margin.  The stock was up 100% at year-end from its lows set in October.

The second-worst investment in the Fund was Protective Life (-13%), which hurt the value

of the Fund by $0.810 million.   We liquidated this position during the year in order to up-

grade the portfolio.  Over the summer, we had terrific opportunities to invest in corporations

that  are  growing  faster  and  are  more  profitable  than  Protective.   Reinvesting  the  proceeds

of  the  sale  into  these  companies  helped  the  performance  of  the  Fund  for  the  remainder  of the year.

Thoughts for 2012

As  we  do  every  year,  we  do  our  best  to  visit  every  company  in  the  portfolio  and  sit  down

with  management  to  make  sure  the  investment  is  tracking  to  our  expectations.   We  want

shareholders  in  the  Fund  to  earn  an  adequate  return  over  time  while  taking  below-average risk.  We also want to ensure that the people running these corporations are honest and ethi-

cal.  We hold ourselves to the highest standards of honesty and integrity and expect nothing less from the management teams of the holdings in the portfolio.

Regarding the investment environment, we have seen slight but steady improvement in the

U.S.  economy  for  the  last  18  months.   We  expect  this  trend  to  continue.   We  have  no  way

of handicapping events in Europe or their impact on stock prices.  We do know that stock

FAM Equity-Income Fund

valuations are not far above historical lows reached after the crash of 1987 and the financial

crisis of 2008.   That makes us bullish on the potential for above-average equity returns for the rest of the decade.

We believe it is easier and more productive to focus on our holdings and their strategies for growing their businesses, rather than getting bogged down by macro worries and fear.  If we make the right investments, everything else should fall into place.  The majority of the com-

panies in the Fund are growing through these turbulent and uncertain economic times.  We have no reason to believe this will change over 2012.  As for the upcoming U.S. presidential election,  we  predict  that  it  will  indeed  happen  and  that  there  will  be  a  winning  candidate.

Just like our stock picks, we don’t like to speculate.

Once  again,  we  thank  you  for  your  investment  in  the  Fund.   We  are  working  diligently  on

your behalf.

Sincerely,

Paul C. Hogan

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of this report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

FAM Equity-Income Fund — Performance Summary

Annual Total Investment Returns:

APRIL 1, 1996 TO DECEMBER 31, 2011

FAM EQUITY-INCOME FUND

INVESTOR SHARES      ADVISOR SHARES*     RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

4/1/96-12/31/96

11.84%

—

10.30%

15.20%

1997

26.90%

—

22.37%

33.35%

1998

4.67%

—

-2.55%

28.58%

1999

-6.98%

—

21.26%

21.04%

2000

17.18%

—

-3.03%

-9.10%

2001

20.79%

—

2.49%

-11.88%

2002

-2.25%

—

-20.48%

-22.09%

2003

20.30%

9.83%

47.25%

28.67%

2004

14.04%

13.05%

18.33%

10.88%

2005

5.75%

4.76%

4.55%

4.91%

2006

6.57%

5.73%

18.37%

15.79%

2007

-3.64%

-4.58%

-1.57%

5.49%

2008

-29.04%

-30.12%

-33.79%

-37.00%

2009

21.43%

20.61%

27.17%

26.46%

2010

17.47%

16.50%

26.85%

14.76%

2011

6.79%

5.83%

-4.18%

2.11%

*FAM Equity-Income Fund Advisor Shares were launched on July 1, 2003.

FAM Equity-Income Fund — Performance Summary

The chart below depicts the change in the value of a $10,000 investment in Investor Shares of the FAM

Equity-Income Fund, since inception on April 1, 1996, as compared with the growth of the Russell 2000

Index  and  the  Standard  &  Poor’s  500  Index  during  the  same  period.  The  information  assumes reinvestment of dividends and capital gain distributions. The Russell 2000 Index is an unmanaged index generally  representative  of  the  market  for  the  stocks  of  smaller  size  U.S.  companies.  The  Standard  &

Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

FAM EQUITY-INCOME FUND, THE RUSSELL 2000 INDEX, AND THE S&P 500 INDEX

$35

FAM Equity-Income Fund

$30

Russell 2000

$30,789

S&P 500

$27,381

$25

$25,461

$20

$15

$10

$5

$0

This information represents past performance of Investor Shares of the FAM Equity-Income Fund and is not indicative of future results.  The investment return and the principal value of an investment will ﬂuctuate so that an investor’s shares,

when redeemed, may be worth more or less than the original cost.

An investment of $10,000 in the Advisor Shares of the FAM Equity-Income Fund since the inception date of this share class, July 1, 2003, would have changed in value to $13,636 by December 31, 2011.

Average Annual Total Returns as of December 31, 2011

Life of Fund/Class

1-Year

3-Year

5-Year

10-Year

(4/1/96)

FAM Equity-Income Fund

(Investor Shares)

6.79%

15.06%

0.82%

4.64%

7.40%

(Advisor Shares)*

5.83%

14.14%

-0.17%

N/A

3.72%

S&P 500 Index

2.11%

14.11%

-0.25%

2.92%

6.21%

Russell 2000 Index

-4.18%

15.63%

0.15%

5.62%

6.68%

__________

*FAM Equity-Income Fund Advisor Shares were launched on July 1, 2003.  The return since inception is 3.72%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Equity-Income Fund — Portfolio Data  (Unaudited)

December 31, 2011

TOP TEN EQUITY HOLDINGS

COMPOSITION OF TOTAL INVESTMENTS

(% of Total Investments)

Publishing

7.3%

Ross Stores, Inc.

6.1%

Machinery & Equipment

6.9%

John Wiley & Sons, Inc. - Class A

4.8%

Semiconductors

6.2%

EOG Resources, Inc.

4.5%

Retail Stores

6.1%

McGrath RentCorp

4.4%

Oil & Gas Exploration

5.4%

IDEX Corporation

4.0%

Commercial Services

4.4%

U.S. Ecology, Inc.

3.8%

Hazardous Waste Disposal

3.8%

Meredith Corporation

3.8%

Media

3.8%

Stryker Corporation

3.5%

Health Care Equipment/Devices

3.5%

Xilinx, Inc.

3.4%

Insurance Agency

3.3%

Arthur J. Gallagher & Co.

3.3%

Diversified Healthcare

3.1%

Property & Casualty Insurance

2.9%

Utilities - Water

2.8%

Consumer Staples

2.6%

Investment Management

2.6%

Health Care Services

2.5%

Banking

2.5%

Health Care Distribution

2.5%

Life Insurance

2.2%

Utilities - Gas

2.0%

Other

9.6%

Money Market Fund

14.0%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the  Fund

files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters  of  each  fiscal  year  on  Form  N-Q; (ii)  the  Fund’s  Forms  N-Q  are  available  on  the  Commission’s  website  at

http://www.sec.gov; (iii)  the  Fund’s  Form  N-Q  may  be  reviewed  and  copied  at  the  Commission’s  Public  Reference

Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the  information  on  Form  N-Q  available  to  shareholders,  upon request, by calling FAM Funds at 1-800-932-3271.

FAM Equity-Income Fund — Expense Data  (Unaudited)

December 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees; distribution (and/

or service) (12b-1 fees on the Advisor Class Shares only) fees; and other Fund expenses. This Example is  intended  to  help  you  understand  your  ongoing  costs  (in  dollars)  of  investing  in  the  Fund  and  to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (7/1/2011 to 12/31/2011).

Actual Expenses

Lines (A) and (B) of the following table provide information about actual account values and actual expenses for Investor Class Shares and Advisor Class Shares, respectively. You may use the information in  this  line,  together  with  the  amount  you  invested,  to  estimate  the  expenses  that  you  paid  over  the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Lines (C) and (D) of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per  year  before  expenses,  which  is  not  the  Fund’s  actual  return  for  the  Investor  Class  Shares  and

Advisor Class Shares, respectively. The hypothetical account values and expenses may not be used to estimate  the  actual  ending  account  balance  or  expenses  you  paid  for  the  period.  You  may  use  this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this  5%  hypothetical  example  with  the  5%  hypothetical  examples  that  appear  in  the  shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemptions fees. Therefore, lines (C) and (D) of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of own-

ing different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FAM Equity-Income Fund — Expense Data  (Unaudited)

December 31, 2011

S I X   M O N T H S   E N D E D   D E C E M B E R   3 1 ,  2 0 1 1

Beginning

Ending

Expenses

Account Value    Account Value

Paid

7/1/2011

12/31/2011

During Period

Ongoing Costs Based on Actual Fund Return

A.     Investor Share Class

$1,000.00

$1,005.60

$  7.08*

B.

Advisor Share Class

$1,000.00

$1,001.00

$12.10**

Ongoing Costs Based on Hypothetical

5% Yearly Return

C.     Investor Share Class

$1,000.00

$1,017.94

$  7.12*

D.     Advisor Share Class

$1,000.00

$1,012.90

$12.18**

     *Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.40%), multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the one-half-year period).

**Expenses are equal to the Fund’s Advisor Class Shares annualized expense ratio of (2.40%), multiplied by the average account value over the period, multiplied by 184/365 (to reﬂect the one-half-year period).

FAM Equity-Income Fund — Statement of Investments

December 31, 2011

SHARES

VALUE

COMMON STOCKS (81.2%)

Banking (2.5%)

M&T Bank Corporation

  •  bank holding company that provides commercial and

retail banking services to individuals, businesses,

corporations and institutions in the Northeast and

Mid-Atlantic

9,000

$   687,060

NBT Bancorp, Inc.

  •  provides commercial banking and financial services to

individuals, corporations and municipalities in New

York, Vermont and Pennsylvania

103,000

2,279,390

SCBT Financial Corporation

  •  provides banking services to individual and corporate

customers in the Carolinas

10,000

290,100

3,256,550

Beverage - Non Alcoholic (1.2%)

Dr. Pepper Snapple Group, Inc.

  •  integrated brand owner, manufacturer and distributor

of non-alcoholic beverages in the USA, Canada, and

Mexico

40,000

1,579,200

Commercial Services (4.4%)

McGrath RentCorp

  •  modular building and electronic test equipment rentals,

subsidiary classroom manufacturing

199,400

5,780,606

Consumer Staples (2.6%)

Flowers Foods, Inc.

  •  produces and markets bakery products in the USA

180,000

3,416,400

Diversified Healthcare (3.1%)

Johnson & Johnson

  •  manufactures and sells various products in the health

care field

62,500

4,098,750

Diversified Manufacturing (1.1%)

General Electric Company

  •  diversified industrial manufacturer

79,221

1,418,848

See Notes to Financial Statements

FAM Equity-Income Fund —  Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Education Services (1.2%)

Strayer Education

  •  provides various academic programs through traditional

classrooms and Internet

16,000

$1,555,040

Food-Meat Products (0.2%)

Hormel Foods Corporation

  •  multinational manufacturer and marketer of consumer-

branded food and meat products

10,000

292,900

Hazardous Waste Disposal (3.8%)

U.S. Ecology, Inc.

  •  provides radioactive, pcb, hazardous and non-hazardous

waste services to commercial and government customers

266,800

5,010,504

Health Care Distribution (2.5%)

Patterson Corporation

  •  operates as a distributor serving dental, companion-pet,

veterinarian, and rehabilitation supply markets in the

USA and Canada

110,000

3,247,200

Health Care Equipment/Devices  (3.5%)

Stryker Corporation

  •  operates a medical technology company offering

Orthopedic Implants and MedSurg Equipment

93,000

4,623,030

Health Care Services (2.5%)

Landauer, Inc.

  •  provides personal radiation dosimeters and radiation

related services

65,000

3,347,500

Insurance Agency (3.3%)

Arthur J. Gallagher & Co.

  •  provides insurance brokerage and risk management

services to commercial, industrial, institutional, and

governmental organizations

127,920

4,277,645

See Notes to Financial Statements

FAM Equity-Income Fund —  Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Investment Management (2.6%)

Franklin Resources, Inc.

  •  provides investment management and fund administra-

tion services as well as retail-banking and consumer

lending services

35,500

$3,410,130

Machinery & Equipment (6.9%)

Donaldson Company, Inc.

  •  designs, manufactures and sells filtration systems and

replacement parts

57,800

3,935,024

IDEX Corporation

  •  manufactures proprietary, highly engineered industrial

products and pumps

140,205

5,203,008

9,138,032

Media (3.8%)

Meredith Corporation

  •  magazine publishing and tv broadcasting

151,373

4,942,328

Oil and Gas Exploration (4.5%)

EOG Resources, Inc.

  •  engages in the exploration, development, production

and marketing of natural gas and crude oil

60,000

5,910,600

Packaged Goods (1.9%)

McCormick & Company, Inc.

  •  manufactures, markets and distributes spices,

seasonings, specialty foods and ﬂavorings to the

entire food industry.

50,000

2,521,000

Property and Casualty Insurance (2.9%)

OneBeacon Insurance Group, Ltd.

  •  commercial, personal and specialty insurance products

244,666

3,765,410

See Notes to Financial Statements

FAM Equity-Income Fund —  Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Publishing (7.3%)

Courier Corporation

  •  manufactures and publishes specialty books, including

Dover Publications

279,188

$3,274,875

John Wiley & Sons, Inc. - Class A

  •  publisher of print and electronic products, specializing in scientific, technical, professional and medical books

and journals

142,750

6,338,100

9,612,975

Retail Stores (6.1%)

Ross Stores, Inc.

  •  chain of off-price retail apparel and home accessories

stores

168,282

7,998,443

Semiconductors (6.2%)

Altera Corporation

  •  manufacturer of programmable logic solutions

20,000

742,000

Microchip Technology, Inc.

  •  develops, manufactures and sells semiconductor

products for various embedded control applications

80,000

2,930,400

Xilinx, Inc.

  •  worldwide leader of programmable logic solutions

141,414

4,533,733

8,206,133

Technology (1.6%)

National Instruments Corporation

  •  manufactures and supplies measurement and

automation products

82,000

2,127,900

Utilities/Gas (2.0%)

Questar Corporation

  •  natural gas utility in the state of Utah

135,000

2,681,100

See Notes to Financial Statements

FAM Equity-Income Fund —  Statement of Investments  continued

December 31, 2011

SHARES

VALUE

Utilities/Water (2.8%)

Aqua America, Inc.

  •  water and waste water utility

169,000

$    3,726,450

Wholesale Wire & Cable (0.7%)

Houston Wire and Cable Company

  •  distributor of wire and cable products in the USA

63,700

880,334

Total Common Stocks (Cost $84,678,480)

$106,825,008

PREFERRED STOCKS (4.8%)

Banking (0.0%)

M&T Capital Trust - Preferred A

  •  banking holding company that provides commercial and

retail banking services to individuals, businesses,

corporations and institutions in the Northeast and

Mid-Atlantic

800

20,776

Life Insurance (2.2%)

Protective Life Corporation - Preferred D

  •  individual and group life/health insurance and

guaranteed investment contracts

116,107

2,918,930

Oil and Gas Exploration (0.9%)

Magnum Hunter Resources Corporation - Preferred C

  •  independent oil and gas company that engages in the

acquisition, development and production of oil and

natural gas

40,000

1,010,000

Magnum Hunter Resources Corporation - Preferred D

  •  independent oil and gas company that engages in the

acquisition, development and production of oil and

natural gas

5,000

222,600

1,232,600

See Notes to Financial Statements

FAM Equity-Income Fund —  Statement of Investments  continued

December 31, 2011

SHARES

VALUE

REITS - Diversified (0.8%)

Winthrop Realty Trust - Preferred D

  •  engages in the ownership and management of real

property and real estate-related assets

40,000

$    1,026,000

REITS - Storage  (0.9%)

Public Storage - Preferred Q

  •  engages in the acquisition, development, ownership,

and operation of self-storage facilities in the USA and

Europe

40,300

1,128,400

Total Preferred Stocks (Cost $5,535,935)

$    6,326,706

TEMPORARY INVESTMENTS (14.0%)

Money Market Fund (14.0%)

Invesco Short Term Treasury Fund (0.02%)*

18,416,132

18,416,132

Total Temporary Investments (Cost $18,416,132)

$  18,416,132

Total Investments (Cost $108,630,547) (100%)

$131,567,846

*The rate shown represents the effective yield at 12/31/11

See Notes to Financial Statements

FAM Equity-Income Fund

December 31, 2011

STATEMENT OF ASSETS AND LIABILITIES

Assets

Investments in securities at value (Cost $108,630,547)

$131,567,846

Cash

12,461

Dividends and interest receivable

182,869

Receivable for fund shares sold

375,824

Total Assets

132,139,000

Liabilities

Payable for investment securities purchased

4,648,665

Payable for fund shares redeemed

36,341

Accrued investment advisory fee

98,125

Accrued shareholder servicing and administrative fees

13,206

Accrued expenses

67,399

Accrued distribution and service fees

450

Total Liabilities

4,864,186

Net Assets

Sources of Net Assets:

Net capital paid in on shares of beneficial interest

$104,361,456

Undistributed net investment income

10,472

Accumulated net realized losses

(34,413)

Net unrealized appreciation

22,937,299

Net Assets

$127,274,814

Net Asset Value, Offering and Redemption Price

per share (unlimited shares of beneficial interest

authorized at $.001 par value)

Investor Class Shares — based on net assets of

$19.39

$125,832,430 and 6,489,420 shares outstanding

Advisor Class Shares — based on net assets of

$19.24

$1,442,384 and 74,981 shares outstanding(a)

(a)A 1% redemption fee is imposed upon Advisor shares redeemed within the first

     18 months of purchase.  See Note 4 in the Notes to the Financial Statements.

See Notes to Financial Statements

FAM Equity-Income Fund

Year Ended December 31, 2011

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Income

Dividends

$2,701,275

Interest

2,285

Total Investment Income

2,703,560

Expenses

Investment advisory fee (Note 2)

909,935

Administrative fee (Note 2)

77,345

Shareholder servicing and related expenses (Note 2)

55,098

Printing and mailing

20,952

Professional fees

40,378

Registration fees

43,521

Custodial fees

13,564

Trustees fees

60,262

Officers fees (Note 2)

39,570

Distribution and Service fees - Advisor Class Shares (Note 2)

15,460

Other

13,826

Total Expenses

1,289,911

Expenses Paid Indirectly (Note 3)

(113)

Net Expenses

1,289,798

Net Investment Income

1,413,762

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments

864,340

Net change in unrealized appreciation of investments

4,243,746

Net Realized and Unrealized Gain on Investments

5,108,086

NET INCREASE IN NET ASSETS FROM OPERATIONS

$6,521,848

See Notes to Financial Statements

FAM Equity-Income Fund

Years Ended December 31, 2011 and 2010

STATEMENTS OF CHANGES IN NET ASSETS

2011

2010

CHANGE IN NET ASSETS

FROM OPERATIONS:

Net investment income

$    1,413,762

$  1,702,397

Net realized gain on investments

864,340

1,086,508

Net change in unrealized appreciation

of investments

4,243,746

10,400,862

Net Increase in Net Assets From Operations

6,521,848

13,189,767

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

Investor Class

(1,405,099)

(1,684,387)

Advisor Class

(7,439)

(17,762)

TRANSACTIONS IN SHARES OF

BENEFICIAL INTEREST (NOTE 4)

34,716,192

(1,779,673)

Total Increase in Net Assets

39,825,502

9,707,945

NET ASSETS

Beginning of Year

87,449,312

77,741,367

End of Year

$127,274,814

$87,449,312

Undistributed net investment income

$

10,472

$

9,248

See Notes to Financial Statements

FAM Equity-Income Fund — Notes to Financial Statements

Note 1.  Nature of Business and Summary of Significant Accounting Policies

FAM Equity-Income Fund (the “Fund”) is a series of Fenimore Asset Management Trust, a diversi-

fied,  open-end  management  investment  company  registered  under  the  Investment  Company  Act  of

1940.  The  Fund  offers  two  classes  of  shares  (Investor  Class  and  Advisor  Class  since  April  1,  1996 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor Class bears its own distribution and service fee expenses. Each class of shares has exclu-

sive  voting  rights  with  respect  to  matters  that  affect  just  that  class.  Income,  expenses  (other  than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the

Fund  is  to  provide  current  income  and  long  term  capital  appreciation  from  investing  primarily  in income-producing  equity  securities.  The  following  is  a  summary  of  significant  accounting  policies,

which are in accordance with accounting principles generally accepted in the United States of America

(“GAAP”),  followed by the Fund in the preparation of its financial statements.

a)  Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-

term securities are carried at amortized cost, which approximates value. Securities for which market quotations  are  not  readily  available  or  have  not  traded  are  valued  at  fair  value  as  determined  by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund

are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs)

and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining thevalueof theFund’sinvestments.  Theseinputsare summarizedin thethreebroad levels listedbelow:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determin-

ing the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FAM Equity-Income Fund — Notes to Financial Statements

The following is a summary of the inputs used to value the Fund’s net assets as of December 31,

2011:

Valuation Inputs

Investments in Securities

Level 1     Quoted prices

Common Stocks

$106,825,008

Preferred Stocks

$    6,326,706

Temporary Investments

$  18,416,132

Level 2     Other significant observable inputs

$

—

Level 3     Significant unobservable inputs

$

—

Total

$131,567,846

During  the  year  ended  December  31,  2011  there  were  no  Level  2  or  3  inputs  used  to  value  the

Fund’s net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

b)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated  investment  companies  and  to  distribute  all  of  its  taxable  income  to  its  shareholders.

Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the

financial  statements.   For  the  year  ended  December  31,  2011  management  has  evaluated  the  tax positions  taken  or  expected  to  be  taken  in  the  course  of  preparing  the  Fund’s  tax  returns  to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable

tax authority.   Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years 2008 through present remain

subject to examination by U.S. and New York taxing authorities.   No examination of the Fund’s

tax filings is presently in progress.

c)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosureof contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)  Other

Securities  transactions  are  recorded  on  trade  date.  Realized  gains  and  losses  on  securities  sold  are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from

FAM Equity-Income Fund — Notes to Financial Statements

underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of  the  components  of  distributions  (and  consequently  its  net  investment  income)  as  an  increase  to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers  provide  information  about  the  actual  composition  of  the  distributions.  Distributions  to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes.  To  the  extent  these  differences  are  permanent  such  amounts  are  reclassified  within  the capital accounts.

Note 2.  Investment Advisory Fees and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset

Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of the Fund’s average daily net assets.  The  Advisor  has  entered  into  a  voluntary  agreement  with  the  Fund  to  reduce  the  investment advisory fee for the Fund through December 31, 2012 to 0.95% of the Fund’s average daily net assets in excess of $1 billion. No such waiver was required for the year ended December 31, 2011. Thomas

Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor.  The CCO is an officer of the Fund and compensated by the Fund in the amount of $39,570 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to  the  extent  that  such  expenses,  including  the  advisory  fee,  for  the  fiscal  year  exceed  2.00%  of  the average daily net assets. For the year ended December 31, 2011 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.40% and 2.40% of the aver-

age daily net assets of the Investor Class and Advisor Class, respectively.  No such reimbursement was required for the year ended December 31, 2011.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per shareholder account. For the year  ended  December  31,  2011,  shareholder  servicing  agent  fees  paid  to  FSS  amounted  to  $55,098.

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Fund’s average daily net assets, and 0.075% thereafter. For the year ended

December 31, 2011, Fund administrative fees amounted to $77,345.

Fenimore  Securities,  Inc.  (“FSI”),  a  company  also  under  common  control  with  the  Advisor,  acts  as distributor  of  the  Fund’s  shares.  On  July  1,  2003,  the  Fund  adopted  a  distribution  plan  pursuant  to

Rule  12b-1  under  the  Investment  Company  Act  of  1940  for  the  Advisor  Class  of  shares.  Under  the plan  the  Fund  pays  FSI  a  total  of  1.00%  per  annum  of  the  Advisor  Class  shares’  average  daily  net assets.

FAM Equity-Income Fund — Notes to Financial Statements

Note 3.  Indirect Expenses

The Fund’s custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit

in  the  non-interest  bearing  custody  account.    For  the  year  ended  December  31,  2011,  these

arrangements reduced the Fund’s custodian fees by $113.

Note 4.  Shares of Beneficial Interest

At  December  31,  2011  an  unlimited  number  of  $.001  par  value  shares  of  beneficial  interest  were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. For the years ended December 31, 2011 and 2010, redemption fees amounted to $28 and $25, respectively. Transactions were as follows:

YEAR ENDED 12/31/11

YEAR ENDED 12/31/10

Shares

Amount

Shares

Amount

Shares sold

Investor Class

2,303,354

$43,756,503

428,096

$   7,285,344

Advisor Class

640

11,151

471

8,150

Shares issued on

reinvestment of distributions

Investor Class

70,384

1,322,092

91,289

1,568,099

Advisor Class

361

6,701

963

16,387

Shares redeemed

Investor Class

(540,888)

(10,100,694)

(612,421)

(10,383,076)

Advisor Class

(14,956)

(279,561)

(16,238)

(274,577)

Net Increase/Decrease from

Investor Class

Share Transactions

1,832,850

$34,977,901

(93,036)

$(1,529,633)

Net Decrease from Advisor Class

Share Transactions

(13,955)

$   (261,709)

(14,804)

$   (250,040)

Note 5.  Investment Transactions

During  the  year  ended  December  31,  2011,  purchases  and  sales  of  investment  securities,  other  than short-term obligations were $44,263,352 and $14,891,749, respectively.

FAM Equity-Income Fund — Notes to Financial Statements

Note 6.  Income Taxes and Distribution to Shareholders

The components of accumulated income/losses on a tax basis at December 31, 2011 were as follows:

Undistributed ordinary income

$ 10,472

Capital loss carry forward

$(34,413)

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes of $108,630,547, was as follows:

Unrealized appreciation

$26,082,689

Unrealized depreciation

(3,145,390)

Net unrealized appreciation

$22,937,299

The tax composition of dividends and distributions paid to shareholders for the years ended De-

cember 31, 2011 and 2010 were as follows:

2011

2010

Ordinary income

$1,412,538

$1,702,149

As of December 31, 2011 the Fund had $34,413 in net capital loss carry forwards which are available

to  offset  future  realized  gains,  if  any.   To  the  extent  the  carry  forward  is  used  to  offset  future  gains,

the amount offset will not be distributed to shareholders.  The capital loss carry forward of $34,413 expires in 2017.

Note 7.  Line of Credit

FAM  Equity-Income  Fund  has  a  line  of  credit  up  to  33  1/3%  of  total  net  assets  or  a  maximum  of

$15,000,000.  Borrowings  under  the  agreement  bear  interest  at  the  prime  rate  as  announced  by  the lending  bank.  The  line  of  credit  is  available  until  December  1,  2012,  when  any  advances  are  to  be repaid. During the year ended December 31, 2011, no amounts were drawn from the available line.

Fees paid to the lending bank amounted to $107.

FAM Equity-Income Fund — Notes to Financial Statements

Note 8.  Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representa-

tions and warranties which provide general indemnifications. The Fund’s maximum exposure under these  arrangements  is  unknown  as  this  would  involve  future  claims  that  might  be  made  against  the

Fund that have not yet occurred. However, based on experience of the Advisor, the Fund expects the risk of loss to be remote.

Note 9.  New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value

Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting

Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the

Fund’s financial statements.

Note 10.  Subsequent Events

Management  has  evaluated  subsequent  events  through  the  date  the  financial  statements  were  avail-

able to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Equity-Income Fund — Notes to Financial Statements

Note 11.  Financial Highlights

F A M   E Q U I T Y- I N C O M E   F U N D   -   I N V E S T O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2011

2010

2009

2008

2007

Net asset value, beginning of year

$18.43

$16.02

$13.34

$19.09

$21.61

Income/Loss from investment operations:

    Net investment income†

0.29

0.36

0.17

0.23

0.20

    Net realized and unrealized

gain (loss) on investments

0.95

2.41

2.68

(5.73)

(0.97)

    Total from investment operations

1.24

2.77

2.85

(5.50)

(0.77)

Less distributions:

Dividends from net investment income

(0.28)

(0.36)

(0.17)

(0.23)

(0.20)

    Distributions from net realized gains

—

—

—

—*

(1.55)

    Return of capital

—

—

—

(0.02)

—

    Total distributions

(0.28)

(0.36)

(0.17)

(0.25)

(1.75)

Change in net asset value for the year

0.96

2.41

2.68

(5.75)

(2.52)

Net asset value, end of year

$19.39

$18.43

$16.02

$13.34

$19.09

Total Return

6.79%

17.47%

21.43%

(29.04)%

(3.64)%

Ratios/supplemental data

Net assets, end of year (000)

$125,832

$85,824

$76,096

$68,096

$112,472

Ratios to average net assets of:

Before waivers:

    Expenses

1.40%

1.41%

1.47%

1.41%

1.32%

    Net investment income

1.57%

2.10%

1.11%

1.33%

0.88%

After waivers:

    Expenses

1.40%

1.40%

1.40%

1.40%

1.32%

    Net investment income

1.57%

2.11%

1.18%

1.34%

0.88%

Portfolio turnover rate

17.96%

13.38%

10.51%

17.58%

16.16%

†

  *Per share amount is less than $0.005.Based on average shares outstanding.

FAM Equity-Income Fund — Notes to Financial Statements

Note 11.  Financial Highlights (continued)

F A M   E Q U I T Y- I N C O M E   F U N D   -   A D V I S O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2011

2010

2009

2008

2007

Net asset value, beginning of year

$18.27

$15.86

$13.18

$18.86

$21.39

Income/Loss from investment operations:

    Net investment income/(loss)†

0.10

0.19

0.03

0.06

(0.03)

    Net realized and unrealized

gain (loss) on investments

0.96

2.41

2.68

(5.74)

(0.95)

    Total from investment  operations

1.06

2.60

2.71

(5.68)

(0.98)

Less distributions:

Dividends from net investment income

(0.09)

(0.19)

(0.03)

—

—

    Distributions from net realized gains

—

—

—

—

(1.55)

    Total distributions

(0.09)

(0.19)

(0.03)

—

(1.55)

Change in net asset value for the year

0.97

2.41

2.68

(5.68)

(2.53)

Net asset value, end of year

$19.24

$18.27

$15.86

$13.18

$18.86

Total Return

5.83%

16.50%

20.61%

(30.12)%

(4.58)%

Ratios/supplemental data

Net assets, end of year (000)

$1,442

$1,625

$1,646

$1,759

$3,346

Ratios to average net assets of:

Before waivers:

    Expenses

2.40%

2.41%

2.47%

2.41%

2.32%

    Net investment income/(loss)

0.57%

1.10%

0.11%

0.33%

(0.12)%

After waivers:

    Expenses

2.40%

2.40%

2.40%

2.40%

2.32%

    Net investment income/(loss)

0.57%

1.11%

0.18%

0.34%

(0.12)%

Portfolio turnover rate

17.96%

13.38%

10.51%

17.58%

16.16%

     †

Based on average shares outstanding.

FAM Equity-Income Fund —

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fenimore Asset Management Trust

and Shareholders of FAM Equity-Income Fund

We have audited the accompanying statement of assets and liabilities, including the state-

ment of investments, of FAM Equity-Income Fund, a series of shares of beneficial interest of Fenimore Asset Management Trust, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Ac-

counting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining,

on a test basis, evidence supporting the amounts and disclosures in the financial state-

ments.  Our procedures included confirmation of securities owned as of December 31,

2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FAM Equity-Income Fund, as of

December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 15, 2012

FAM Equity-Income Fund  (Unaudited)

Board Consideration of the Continuation of the Investment Advisory Agreements for the

Funds

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds

is  required,  on  an  annual  basis,  to  consider  the  continuation  of  the  Investment  Advisory

Agreements (the "Agreements") with the Advisor, and this must take place at an in-person meeting  of  the  Board.  The  relevant  provisions  of  the  Investment  Company  Act  of  1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of the Advisor to furnish the Trustees with such informa-

tion that is responsive to their request.

Accordingly,  in  determining  whether  to  renew  the  Agreements  between  the  Funds  and  the

Advisor, the Board of Trustees requested, and the Advisor provided, information and data relevant to the Board's consideration. This included materials prepared by the Advisor and materials prepared by an independent mutual fund industry consulting firm that produced materials  specifically  for  the  Board  that  provided  them  with  information  regarding  the investment  performance  of  the  Funds  and  information  regarding  the  fees  and  expenses  of the Funds, compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

The Board engaged in a thorough review process to determine whether or not to continue the Agreements with the Advisor. After receiving the materials they had requested to assist them with their review, the Board had a preliminary meeting by conference call on November

14, 2011, with representatives of the Advisor in order to discuss the proposed continuation of  the  Agreements  and  to  review  the  materials  that  had  been  presented.  The  Board  then requested  certain  additional  information  which  the  Advisor  provided  and  the  Board  also met separately on November 9, 2011 and then with representatives of the Advisor on two occasions on November 9 and 10, 2011 prior to their required in-person meeting in order to further consider and discuss the proposed continuation of the Agreements.

The Board then met to consider the continuation of the Agreements at an in-person meeting of the Board held on November 10, 2011. Among the factors the Board considered was the overall performance of the Funds relative to the performance of other similar mutual funds on  a  long-term  basis  (five  years  and  longer)  and  over  shorter  time  periods  (less  than  five years). In connection with its review of the performance results achieved for the Funds, the

Board discussed with management the fact that the Advisor maintains a particular focus on long-term investment performance results and they reviewed the reasons why this may, from time  to  time,  cause  the  longer-term  performance  results  and  the  shorter-term  performance

FAM Equity-Income Fund (Unaudited)

results to under-perform when compared to other funds for similar time periods. In connec-

tion with this, the Board took note of management's stated position that achieving favorable long-term investment results is a primary objective of the firm. The Board also considered and discussed with the Advisor their focus on "value investing" which may result in short-

term performance that lags the performance results achieved by other managers, especially those managers that emphasize other types of investment strategies, such as "growth invest-

ing."  The  Board  also  took  into  consideration  the  Advisor's  stated  objective  of  attaining investment results with less risk and less volatility than other funds. The Board determined that it was beneficial to shareholders that the Advisor has continued to invest on behalf of the Funds in a manner that is consistent with its long-term investment objectives due to the fact that the Advisor has been able to achieve favorable long-term performance results for the Funds and when performance is adjusted for risk, it shows even more favorable results.

The Board also took note of the long-term relationship between the Advisor and the Funds and the efforts that have been undertaken by the Advisor to foster the growth and develop-

ment  of  the  Funds  since  the  inception  of  each  of  the  Funds.  In  connection  with  this,  the

Board took note of the fact that Thomas Putnam, the Chairman and founder of the Advisor and  the  co-manager  of  each  of  the  Funds,  has  been  advising  each  of  the  Funds  since  their inception,  during  which  time  the  Funds  have  experienced  favorable  long-term  investment results on a comparative basis. The Board also noted that the Advisor has continued to retain and  develop  additional  portfolio  managers  and  investment  analysts  to  work  with  Mr.

Putnam  in  an  effort  to  provide  for  the  continued  long-term  management  and  oversight  of the Funds and their portfolios.

In  addition,  the  Board  compared  expenses  of  each  Fund  to  the  expenses  of  other  similar mutual funds, noting that the expenses for each of the Funds compare favorably with indus-

try averages for other funds of similar size and investment objective. They noted the range of investment advisory and administrative services provided by the Advisor and its affiliates to  the  Funds  and  the  level  and  quality  of  these  services,  and  in  particular,  they  considered the quality of the personnel providing these services noting that they were of a high caliber.

The  Board  considered  that  the  Funds  receive  administrative  and  accounting  services  from an affiliate of the Advisor, FAM Shareholder Services, Inc. ("FSS"), and the Board reviewed the  fees  paid  to  FSS  and  the  services  provided  to  the  Funds  and  their  shareholders  by  FSS during  the  past  year  and  determined  that  the  fees  were  fair  and  reasonable  and  that  the services provided are useful and beneficial to the ongoing operations of the Funds given that the  services  provided  by  FSS  are  separate  and  distinct  services  apart  from  the  investment advisory services provided to the Funds by the Advisor.  The Board also considered that the

Funds are distributed by an affiliate of the Advisor, Fenimore Securities, Inc., ("FSI"), and

the  Board  reviewed  the  distribution  related  services  provided  by  FSI,  the  distribution  fees received  by  FSI  in  connection  with  its  distribution  of  the  Advisor  Class  of  shares  of  the

Funds, and they determined that the fees were fair and reasonable and that the distribution services provided by FSI are useful and beneficial to the ongoing operations of the Funds.

FAM Equity-Income Fund  (Unaudited)

The  Board  also  reviewed  financial  information  concerning  the  Advisor  and  its  affiliates relating  to  the  operation  of  the  Funds,  noting  the  overall  profitability  of  the  relationship with the Funds to the Advisor and the financial soundness of the Advisor and its affiliates

as  demonstrated  by  the  financial  information  provided.   The  Board  also  took  note  of  the

fact  that  the  Advisor  bears  the   costs  associated  with  the  Funds'  participation  in  various

"mutual fund supermarket" programs out of its own resources, noting that this is beneficial to the Funds because it allows them to be held by a wide array of shareholders in a conve-

nient  manner.   The  Board  also  considered  the  extent  to  which  the  Advisor  uses  its  own

resources  to  support  sales  and  marketing  efforts  on  behalf  of  the  Funds.   In  reviewing  the

profitability of the Advisor relating to its management of the Funds, the Board reviewed the level  of  profitability  taking  into  consideration  these  various  marketing  expenses  that  are borne directly by the Advisor and they considered the level of profitability both before and after the impact of these marketing costs.

The Board reviewed the Advisor's brokerage practices and best-execution procedures, and

noted  that  these  were  reasonable  and  consistent  with  standard  industry  practice.   In  con-

nection with this review, the Board considered the fact that the Advisor does not have any express  arrangements  in  place  with  respect  to  "soft  dollar"  arrangements  with  brokers  or other  similar  parties  relating  to  the  direct  use  of  Fund  brokerage  commissions  to  obtain research or execution services. With respect to the Advisor's brokerage practices, the Board also took into consideration the fact that the Advisor has maintained low portfolio turnover rates for the Funds that are substantially lower than industry averages for equity-type funds,

which  the  Board  determined  is  beneficial  to  shareholders  due  to  the  reduced  brokerage expenses that are attributable to low portfolio turnover rates.

The  Board  also  considered  information  regarding  the  fees  that  the  Advisor  charges  other clients, including privately managed accounts and a privately offered investment fund, for investment advisory services that are similar to the advisory services provided to the Funds and noted that the Funds' fees were reasonable when compared to the relevant circumstances of the types of accounts involved.

In  connection  with  the  Board's  consideration  of  the  ways  in  which  economies  of  scale  are reflected  with  respect  to  the  Agreements,  the  Board  took  note  of  the  fact  that  the  Advisor has, since January 1, 2005, maintained voluntary expense limitation arrangements with the

Funds pursuant to which the investment advisory fees payable to the Advisor by each of the

Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00%

of  the  average  daily  net  assets  of  each  respective  Fund  to  0.95%  of  the  average  daily  net assets  of  those  assets  in  each  Fund  in  excess  of  $1  billion,  and  it  was  further  noted  by  the

Board  that  the  Advisor  had  agreed  to  extend  the  term  of  the  voluntary  expense  limitation agreements for the one-year period from January 1, 2012 through December 31, 2012. This limitation on the amount of the investment advisory fees payable under the Agreements is

FAM Equity-Income Fund (Unaudited)

in addition to the contractual arrangement in place with respect to each of the Funds pursu-

ant to which the Advisor has previously agreed to limit the total operating expenses of each class of shares of the Funds and is reviewed by the Board each year in connection with the

further continuation of the Agreements.   The Board discussed with the Advisor the nature

and extent of the current expense limitation arrangements that are applicable to the Funds and it was determined that it was advisable to continue to maintain these expense limitation arrangements at their current levels.

In reaching their conclusion with respect to the continuation of the Agreements, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, how-

ever,  identify  the  overall  favorable  investment  performance  of  the  Funds  on  a  long-term basis, the commitment of the Advisor to the successful operation of the Funds, and the level of  expenses  of  the  Funds,  as  well  as  the  Advisor's  willingness  to  enter  into  agreements  to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration. Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reach-

ing an informed business judgment, the Board of Trustees, including all of the Independent

Trustees, unanimously concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period,  subject  to  the  applicable  limitations  on  the  total  operating  expenses  of  the  Funds and  the  investment  advisory  fees  payable  by  the  Funds  as  considered  and  approved  at  the meeting.

FAM Funds — Information About Trustees and Officers  (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of

Trustees.  Information pertaining to the Trustees and Officers of the Funds is set forth below.

Independent Trustees**

Number of

Position(s)

Principal

Portfolios in

Held With Fund    Occupation(s)

Fund Complex*

Name, Address, and

and Length of

During Past

Overseen by

Other Directorships

Age

Time Served

5 Years

Trustee

Held by Trustee

Fred “Chico” Lager

Trustee since

Business Consultant;

2

None

384 North Grand St.

1996

Retired President and

Cobleskill, NY 12043

Chief Executive Officer

Age:  57

of Ben & Jerry’s Home-

made, Inc.

C. Richard Pogue

Trustee since

Retired Executive Vice

2

None

384 North Grand St.

2000

President, Investment

Cobleskill, NY 12043

Company Institute

Age:  75

John J. McCormack, Jr.    Trustee since

Retired Group Presi-

2

None

384 North Grand St.

2004; Chairman    dent, TIAA-Cref Enter-

Cobleskill, NY 12043

since 2007

prises

Age:  67

Barbara V. Weidlich

Trustee since

Retired President,

2

None

384 North Grand St.

2004

National Investment

Cobleskill, NY 12043

Company Service

Age:  67

Association

Kevin J. McCoy, CPA

Trustee since

Principal, Marvin and

2

None

384 North Grand St.

2007

Company, P.C., certi-

Cobleskill, NY 12043

fied public accounting

Age:  59

firm

Paul A. Keller, CPA

Retired Assurance Part-

384 North Grand St.

Trustee since

ner, PricewaterhouseC-

Cobleskill, NY 12043

2010

oopers, LLP Investment

2

None

Age:  57

Management Services

Group

FAM Funds — Information About Trustees and Officers  (Unaudited)

Independent Trustees and Officers***

Number of

Position(s)

Principal

Portfolios in

Held With Fund    Occupation(s)

Fund Complex*

Name, Address, and

and Length of

During Past

Overseen by

Other Directorships

Age

Time Served

5 Years

Trustee

Held by Trustee

Thomas O. Putnam****    President since

Chairman, Fenimore

2

None

384 North Grand St.

1986; Chairman    Asset Management,

Cobleskill, NY  12043

from 1986-

Inc.

Age:  67

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset

Cobleskill, NY  12043     2000

Management, Inc.

Age:  58

Charles Richter, Esq.

Chief Compliance      March 2005 to Present,

N/A

N/A

384 North Grand St.

Officer and

Chief Compliance

Cobleskill, NY  12043     Anti-Money

Officer, Fenimore Asset

Age:  55

Laundering

Management Trust.

Compliance

November 2004 to

Officer since

Present, Chief Compliance

2005

Officer, Fenimore Asset

Management, Inc.,

Fenimore Securities, Inc.

*”Fund Complex” includes the two series of the Trust, FAM Value Fund and FAM Equity-Income Fund.

**The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the

1940 Act.

    ***Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment advisor is considered an

“interested person” of the Trust.

****Mr. Putnam was Chairman of the Board through October 2004.

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.  Please note that a description of  the  policies  and  procedures  the  Funds  use  to  determine  how  to  vote  proxies  relating  to  portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement  Regarding  Availability  of  Proxy  Voting  Record.  Please  note  that  information  regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271;

or  on  the  FAM  Fund’s  Website  at  http://famfunds.com  (ii)  and  on  the  Securities  and  Exchange

Commission’s website at http://www.sec.gov.

SPECIAL 2011 TAX INFORMATION FOR FAM FUNDS

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the Internal

Revenue Code.

The Value  Fund  distributed  $9,545,352, or  the  maximum  amount  available, as  capital  gain  dividends

(from net long-term capital gains) to shareholders during the fiscal year.

The  Equity-Income  Fund  distributed  $0, or  the  maximum  amount  available, as  capital  gain  dividends

(from net long-term capital gains) to shareholders during the fiscal year.

For Value  Fund  taxable  non-corporate  shareholders, 100%  of  the  Fund’s  income  represents  qualified dividend income subject to the 15% rate category.

For  Equity-Income  Fund  taxable  non-corporate  shareholders,  100%  of  the  Fund’s  income  represents qualified dividend income subject to the 15% rate category.

For Value Fund corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

For  Equity-Income  Fund  corporate  shareholders,  100%  of  investment  income  (dividend  income  plus short-term gains, if any) qualifies for the dividends-received deduction.

[This page intentionally left blank.]

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Independent Registered

Public Accounting Firm

BBD, LLP

Philadelphia, PA

Trustees

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.

   Independent Chairman

Kevin J. McCoy, CPA

C. Richard Pogue

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has undertaken in this report filed on Form

N-CSR to provide to any person without charge, upon request by calling 1-(800) 932-3271, a copy of such code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Fred Lager, Paul A. Keller and Kevin

J. McCoy are each an "audit committee financial expert" and are "independent", as these terms are defined in this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)  Audit Fees 2011 - $70,500.; Audit Fees 2010 - $69,500.

(b)  Audit-Related Fees - None.

(c)  Tax Fees 2011 - $10,000.; Tax Fees 2010 - $10,000.; - Tax Preparation

Expenses

(d)  All Other Fees –2011 – None; 2010 - None-

(e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by BBD, LLP  must be pre-approved by the audit committee. All services performed during 2011 and 2010 were pre-approved by the committee.

(e)(2)  100 percent.

(f)  Not applicable.

(g)  The aggregate fees paid to BBD, LLP  for professional services to Registrant's affiliated broker-dealer for 2011 were $12,000. and 2010 were $12,000. respectively. The aggregate fees paid to BBD, LLP for professional services to Registrant's affiliated

Private Offering-Limited Liability Company for 2011 were $18,000 and for 2010 were

$18,000 respectively.

(h)  Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule

30a-3(c)) under the Investment Company Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within

90 days of the filing date of this document.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is easonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17

CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Fenimore Asset Management Trust

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 28, 2012

By (Signature and Title)*

/s/ Joseph A. Bucci

--------------------------

Joseph A. Bucci, Treasurer

Date   February 28, 2012

* Print the name and title of each signing officer under his or her signature.